                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-21335

Exact name of registrant as specified in charter:    Optimum Fund Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM LARGE CAP GROWTH FUND

December 31, 2004
                                                     NUMBER OF     MARKET
                                                     SHARES        VALUE (U.S.$)
COMMON STOCK - 96.10%
Basic Industry/Capital Goods - 8.41%
BHP Billiton (Australia)                               80,200        $   964,407
Caterpillar                                            31,933          3,113,787
Danaher                                                31,700          1,819,897
Deere & Co                                             11,500            855,600
General Electric                                      234,386          8,555,088
Nucor                                                   7,600            397,784
Rio Tinto (United Kingdom)                             27,700            815,800
Tyco International (Bermuda)                           74,190          2,651,551
United States Steel                                     2,426            124,333
                                                                     -----------
                                                                      19,298,247
                                                                     -----------
Business Services - 4.77%
+Accenture Limited Class A                             51,500          1,390,500
+Affiliated Computer Services Class A                  23,500          1,414,465
+Apollo Group Class A                                   9,180            740,918
Cendant                                                59,000          1,379,420
Clear Channel Communications                           14,150            473,884
First Data                                             13,300            565,782
+Fiserv                                                21,700            872,123
News Corporation Limited Preferred ADR                 69,600          1,298,736
Sysco                                                  19,000            725,230
United Parcel Service Class B                          13,390          1,144,309
Vodafone Group (United Kingdom)                       231,800            627,496
Vodafone Group ADR                                     11,750            321,715
                                                                     -----------
                                                                      10,954,578
                                                                     -----------
Consumer Cyclical - 0.68%
Compass Group (United Kingdom)                        121,600            573,727
Inditex (Spain)                                        17,100            504,377
Kingfisher (United Kingdom)                            80,700            479,527
                                                                     -----------
                                                                       1,557,631
                                                                     -----------
Consumer Durables - 2.34%
Brunswick                                               4,376            216,612
Harley-Davidson                                        28,285          1,718,314
KB HOME                                                11,078          1,156,543
Lennar                                                 23,306          1,320,984
MDC Holdings                                           11,076            957,409
                                                                     -----------
                                                                       5,369,862
                                                                     -----------
Consumer Non-Durables - 15.98%
Altria Group                                            9,400            574,340
+Bed Bath & Beyond                                     25,352          1,009,770
Best Buy                                               21,100          1,253,762
Coca-Cola                                              15,750            655,673
CVS                                                    30,499          1,374,590
Family Dollar Stores                                   13,500            421,605
Hermes International (France)                           2,084            415,837
Home Depot                                             29,450          1,258,693
+Kohl's                                                16,400            806,388
Lowe's                                                 63,274          3,643,949
Monsanto                                               35,431          1,968,192
NIKE                                                   27,630          2,505,765
PepsiCo                                                17,527            914,909

Procter & Gamble                                       62,246          3,428,510
SLM                                                   110,043          5,875,195
+Starbucks                                             35,522          2,215,152
Target                                                 60,688          3,151,528
Tiffany                                                15,739            503,176
Walgreen                                               23,500            901,695
Wal-Mart de Mexico ADR                                  9,300            319,539
Wal-Mart de Mexico Series V (Mexico)                   34,000            116,821
Wal-Mart Stores                                        43,300          2,287,106
Yum Brands                                             22,900          1,080,422
                                                                     -----------
                                                                      36,682,617
                                                                     -----------
Consumer Services - 9.68%
British Sky Broadcasting (United Kingdom)              35,500            383,039
Carnival                                               21,250          1,224,638
+Comcast Special Class A                               24,050            789,802
+eBay                                                  42,042          4,888,643
EchoStar Communications Class A                        27,300            907,452
Four Seasons Hotels                                     5,574            455,897
+Getty Images                                          10,282            707,916
International Game Technology                          46,350          1,593,513
+Liberty Media Class A                                174,400          1,914,912
+MGM MIRAGE                                            33,767          2,456,212
Royal Caribbean Cruises                                42,791          2,329,542
Scripps (E.W.)                                         11,920            575,498
+Time Warner                                           50,300            977,832
+Univision Communications Class A                      14,050            411,244
Viacom Class B                                         23,800            866,082
+Wynn Resorts                                          26,082          1,745,407
                                                                     -----------
                                                                      22,227,629
                                                                     -----------
Energy - 2.02%
Baker Hughes                                           30,200          1,288,634
ChevronTexaco                                          20,000          1,050,200
Exxon Mobil                                            23,000          1,178,980
Schlumberger                                           16,700          1,118,065
                                                                     -----------
                                                                       4,635,879
                                                                     -----------
Finance - 16.11%
ACE Limited                                            12,700            542,925
American Express                                       26,900          1,516,353
American International Group                           39,800          2,613,666
+AmeriTrade Holding                                    55,600            790,632
Anglo Irish Bank (Ireland)                             20,500            498,777
Chicago Mercantile Exchange                             9,536          2,180,883
Citigroup                                             145,228          6,997,084
Countrywide Financial                                 122,391          4,529,691
+Credit Suisse Group (Switzerland)                     18,440            775,158
Fannie Mae                                              5,850            416,579
Freddie Mac                                             3,200            235,840
Goldman Sachs Group                                    33,601          3,495,848
Hartford Financial Services                            17,850          1,237,184
Marsh & McLennan                                       15,400            506,660
Mellon Financial                                       23,500            731,085
Merrill Lynch                                          35,859          2,143,292
Northern Trust                                         14,700            714,126
Schwab (Charles)                                       50,500            603,980
State Street                                           43,360          2,129,843
UBS (Switzerland)                                      17,200          1,442,283
UCBH Holdings                                          39,435          1,806,912
US Bancorp                                             34,000          1,064,880
                                                                     -----------
                                                                      36,973,681
                                                                     -----------
Healthcare - 18.43%
Aetna                                                   2,715            338,696
+Amgen                                                 23,580          1,512,657

+Biogen Idec                                            6,700            446,287
Biomet                                                 10,050            436,070
+Boston Scientific                                     43,549          1,548,167
Cardinal Health                                        10,531            612,378
+Elan ADR                                              18,400            501,400
+Forest Laboratories                                    9,690            434,693
+Genentech                                             98,653          5,370,670
+Gilead Sciences                                       20,260            708,897
Johnson & Johnson                                      17,600          1,116,192
Medtronic                                              44,883          2,229,339
+PacifiCare Health Systems                             20,040          1,132,661
Pfizer                                                171,478          4,611,043
Quest Diagnostics                                       9,484            906,196
+St. Jude Medical                                      44,274          1,856,409
Stryker                                                 8,100            390,825
+Synthes (Switzerland)                                 10,760          1,206,490
Teva Pharmaceutical Industries ADR                     14,500            432,970
UnitedHealth Group                                    118,382         10,421,168
+Wellpoint Health Networks                             20,661          2,376,015
Wyeth                                                  20,500            873,095
+Zimmer Holdings                                       35,257          2,824,791
                                                                     -----------
                                                                      42,287,109
                                                                     -----------
Technology - 15.66%
Adobe Systems                                          11,350            712,099
America Movil ADR                                       8,600            450,210
Analog Devices                                         25,900            956,228
+ASML Holding (Netherlands)                            21,000            337,108
+Cisco Systems                                         45,600            880,080
+Corning                                               85,500          1,006,335
+Crown Castle International                            27,400            455,936
+Dell                                                 130,465          5,497,794
+Electronic Arts                                       45,771          2,823,155
+Ericsson (LM) Telefonaktiebolaget ADR                 21,117            664,974
+Freescale Semiconductor Class B                        3,764             69,107
General Dynamics                                        7,530            787,638
+Google Class A                                         2,200            424,820
Intel                                                  58,600          1,370,654
+InterActiveCorp                                       26,300            726,406
+Intuit                                                14,050            618,341
+Juniper Networks                                      21,400            581,866
Lockheed Martin                                        15,776            876,357
Maxim Integrated Products                              13,350            565,907
+Mercury Interactive                                   11,100            505,605
Microsoft                                             153,476          4,099,344
Motorola                                               34,096            586,451
+Nextel Communications Class A                         28,750            862,500
+Oracle                                                50,900            698,348
QUALCOMM                                              100,632          4,266,796
+Red Hat                                               25,200            336,420
Samsung Electronics                                     1,600            696,291
SAP (Germany)                                           2,500            445,834
Sprint                                                 20,300            504,455
TELUS (Canada)                                         16,100            474,866
Texas Instruments                                      12,900            317,598
Verizon Communications                                 21,867            885,832
Xilinx                                                 23,800            705,670
+Yahoo                                                 20,100            757,368
                                                                     -----------
                                                                      35,948,393
                                                                     -----------
Transportation & Shipping - 2.02%
FedEx                                                  47,043          4,633,265
                                                                     -----------
                                                                       4,633,265
                                                                     -----------
TOTAL COMMON STOCK (COST $195,910,472)                               220,568,891
                                                                     -----------

                                                 PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENT - 6.71%

With BNP Paribas 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$8,383,083, collateralized by
$8,616,000 U.S. Treasury Bills due
4/28/05, market value $8,550,967)                $8,382,000           8,382,000

With UBS Warburg 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$7,029,908, collateralized by
$7,029,000 U.S. Treasury Bills due
4/28/05, market value $6,976,205 and
$192,000 U.S. Treasury Notes 6.75% due
5/15/05, market value $197,033)                   7,029,000           7,029,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (COST $15,411,000)                       15,411,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 102.81%
   (cost $211,321,472)                                              235,979,891
                                                                   ------------
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS (SEE NOTES) - (2.81%)                                       (6,451,431)
                                                                   ------------
NET ASSETS APPLICABLE TO 21,835,618 SHARES
  OUTSTANDING - 100.00%                                            $229,528,460
                                                                   ------------

+Non-income producing security for the period ended December 31, 2004.

SUMMARY OF ABBREVIATIONS
ADR - American Depositary Receipts

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on particular day equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchanges rates during the reporting period or upon settlement of the foreign currency transactions are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS - At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $211,569,524
                                            ------------
Aggregate unrealized appreciation             26,198,122
Aggregate unrealized depreciation             (1,787,755)
                                            ------------
Net unrealized appreciation                 $ 24,410,367
                                            ------------

3. FOREIGN EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISKS - Some countries in which the Fund may invest require governmental approval for the repartition of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM LARGE CAP VALUE FUND

December 31, 2004
                                                    NUMBER OF      MARKET
                                                    SHARES         VALUE (U.S.$)
COMMON STOCK - 95.41%
Banking - 8.64%
Bank of America                                     118,766          $ 5,580,814
Citigroup                                           131,310            6,326,515
Mellon Financial                                     31,760              988,054
PNC Financial Services Group                         36,900            2,119,536
SunTrust Banks                                       33,220            2,454,294
Wells Fargo                                          12,670              787,441
                                                                     -----------
                                                                      18,256,654
                                                                     -----------
Basic Materials - 8.87%
Air Products & Chemicals                             20,990            1,216,790
Archer-Daniels-Midland                               75,540            1,685,297
+Bayer ADR                                           87,620            2,977,327
Bowater                                               8,530              375,064
Dow Chemical                                         50,080            2,479,461
duPont (E.I.) deNemours                              27,530            1,350,347
International Paper                                  35,580            1,494,360
Masco                                                22,830              833,980
Monsanto                                             20,000            1,111,000
Newmont Mining                                       30,410            1,350,508
PPG Industries                                       26,110            1,779,658
Praxair                                               4,630              204,415
+Smurfit-Stone Container                             22,690              423,849
Syngenta (Switzerland)                                8,470              899,812
Temple-Inland                                         7,940              543,096
                                                                     -----------
                                                                      18,724,964
                                                                     -----------
Capital Goods - 6.00%
Cooper Industries                                     9,990              678,221
Deere & Co.                                          15,245            1,134,228
Emerson Electric                                     17,190            1,205,019
General Electric                                     50,650            1,848,725
Illinois Tool Works                                   2,810              260,431
Lockheed Martin                                      30,890            1,715,940
Northrop Grumman                                     48,290            2,625,043
Parker Hannifin                                      16,480            1,248,195
Raytheon                                             25,260              980,846
Tyco International                                    1,290               46,105
United Technologies                                   8,930              922,916
                                                                     -----------
                                                                      12,665,669
                                                                     -----------
Communciation Services - 3.59%
France Telecom ADR                                   26,560              878,605
Sprint                                              122,580            3,046,113
Verizon Communications                               90,390            3,661,699
                                                                     -----------
                                                                       7,586,417
                                                                     -----------
Consumer Discretionary - 2.04%
Gap                                                  51,530            1,088,314
Hasbro                                               15,380              298,064
+Kohl's                                              24,960            1,227,284
Target                                               15,380              798,683
TJX                                                  35,880              901,664
                                                                     -----------
                                                                       4,314,009
                                                                     -----------
Consumer Services - 1.64%
Hilton Hotels                                        21,520              489,365
Marriott International Class A                       19,890            1,252,672
McDonald's                                           34,030            1,091,002
Starwood Hotels & Resorts Worldwide                  10,720              626,048
                                                                     -----------
                                                                       3,459,087
                                                                     -----------
Consumer Staples - 7.30%
Altria Group                                         64,600            3,947,060
Cadbury Schweppes ADR                                33,420            1,259,934
Coca-Cola                                            34,440            1,433,737

Diageo (United Kingdom)                              33,930              484,658
Heinz (H.J.)                                         22,170              864,408
Kellogg                                              35,330            1,577,838
Kimberly-Clark                                       40,600            2,671,886
Kraft Foods Class A                                  30,300            1,078,983
Nestle (Switzerland)                                  1,997              522,476
PepsiCo                                              12,010              626,922
Sara Lee                                             39,520              954,013
                                                                     -----------
                                                                      15,421,915
                                                                     -----------
Credit Cyclicals - 1.65%
Honda Motor ADR                                      84,580            2,204,155
Magna International Class A                          15,600            1,287,780
                                                                     -----------
                                                                       3,491,935
                                                                     -----------
Energy - 10.94%
BP ADR                                               75,670            4,419,128
ConocoPhillips                                       43,680            3,792,734
Devon Energy                                         12,160              473,267
EOG Resources                                         7,620              543,763
Exxon Mobil                                          73,940            3,790,164
GlobalSantaFe                                         7,720              255,609
+Noble                                               20,910            1,040,063
Royal Dutch Petroleum                                40,000            2,295,200
Schlumberger                                         37,410            2,504,600
Total ADR                                            11,640            1,278,538
Unocal                                               34,670            1,499,131
Valero Energy                                        26,040            1,182,216
                                                                     -----------
                                                                      23,074,413
                                                                     -----------
Finance - 7.82%
American Express                                     23,340            1,315,676
Fannie Mae                                           34,250            2,438,943
Franklin Resources                                    5,810              404,667
Freddie Mac                                          35,400            2,608,980
Goldman Sachs Group                                  29,100            3,027,563
Lehman Brothers Holdings                             31,330            2,740,748
MBNA                                                 19,290              543,785
Merrill Lynch                                        49,170            2,938,891
Schwab (Charles)                                     40,950              489,762
                                                                     -----------
                                                                      16,509,015
                                                                     -----------
Health Care - 9.71%
Abbott Laboratories                                  28,870            1,346,786
Applera - Applied Biosystems                          8,100              169,371
Bausch & Lomb                                        12,460              803,172
Baxter International                                 15,300              528,462
Bristol-Myers Squibb                                135,140            3,462,286
GlaxoSmithKline ADR                                  16,130              764,401
Johnson & Johnson                                    30,530            1,936,213
Lilly (Eli)                                          16,900              959,075
Merck                                                50,440            1,621,142
Novartis (Switzerland)                                9,540              480,733
Pfizer                                               11,480              308,697
Roche Holding (Switzerland)                           6,050              696,460
Roche Holding ADR                                    18,580            2,138,881
Sanofi-Anentis ADR                                   24,890              996,845
Schering-Plough                                     106,580            2,225,389
Wyeth                                                48,770            2,077,114
                                                                     -----------
                                                                      20,515,027
                                                                     -----------
Industrial - 0.69%
Finning International (Canada)                        3,830              111,849
Ingersoll-Rand Class A                               10,630              853,589
+Nalco Holding                                        9,750              190,320
Sandvik                                               7,580              305,691
                                                                     -----------
                                                                       1,461,449
                                                                     -----------
Insurance - 8.49%
Aegon                                                26,460              362,767
AFLAC                                                14,470              576,485
Allstate                                             37,790            1,954,499
Chubb                                                29,890            2,298,541
Cigna                                                17,460            1,424,212
Hartford Financial Services                          33,580            2,327,430
J.P. Morgan Chase                                   106,981            4,173,336

MetLife                                              61,260            2,481,642
Prudential Financial                                 18,750            1,030,500
St. Paul Travelers                                   35,023            1,298,303
                                                                     -----------
                                                                      17,927,715
                                                                     -----------
Media - 5.81%
Clear Channel Communications                         46,680            1,563,313
+Comcast Special Class A                             37,780            1,240,695
Disney (Walt)                                        80,670            2,242,626
Reed Elsevier (United Kingdom)                      110,840            1,023,044
+Time Warner                                        154,480            3,003,092
Tribune                                              23,400              986,076
Viacom Class B                                       61,020            2,220,518
                                                                     -----------
                                                                      12,279,364
                                                                     -----------
Technology - 5.59%
+Accenture                                           91,570            2,472,390
+Applied Materials                                   45,870              784,377
Automatic Data Processing                            22,480              996,988
Computer Associates International                    27,190              844,521
Equifax                                              22,940              644,614
+Fiserv                                               8,250              331,568
+Freescale Semiconductor Class B                      1,747               32,075
Hewlett-Packard                                      19,830              415,835
Intel                                                24,340              569,313
International Business Machines                      10,300            1,015,374
Microsoft                                            36,340              970,641
Motorola                                             30,670              527,524
+SunGard Data Systems                                28,040              794,373
Vodafone Group (United Kingdom)                     516,090            1,397,086
                                                                     -----------
                                                                      11,796,679
                                                                     -----------
Transportation - 1.75%
Burlington Northern Santa Fe                         23,620            1,117,462
CNF                                                   1,100               55,110
Norfolk Southern                                     56,950            2,061,021
Union Pacific                                         6,900              464,025
                                                                     -----------
                                                                       3,697,618
                                                                     -----------
Utilities - 4.88%
American Electric Power                              21,550              740,027
Cinergy                                              11,610              483,324
Consolidated Edison                                  17,350              759,063
Dominion Resources                                   24,870            1,684,693
Edison International                                 13,660              437,530
Energy East                                          14,770              394,064
Entergy                                              25,090            1,695,832
Exelon                                               29,810            1,313,727
FirstEnergy                                          26,570            1,049,781
FPL Group                                             2,150              160,713
KeySpan                                               4,860              191,727
PPL                                                   9,660              514,685
Public Service Enterprise Group                       4,170              215,881
TXU                                                  10,330              666,905
                                                                     -----------
                                                                      10,307,952
                                                                     -----------
TOTAL COMMON STOCK (COST $182,579,981)                               201,489,882
                                                                     -----------

                                                 PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENT - 4.55%

With BNP Paribas 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$5,232,676, collateralized by
$5,378,000 U.S. Treasury Bills due
4/28/05, market value $5,337,211)                $5,232,000            5,232,000

With UBS Warburg 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$4,387,567, collateralized by
$4,387,000 U.S. Treasury Bills due
4/28/05, market value $4,354,300 and
$120,000 U.S. Treasury Notes 6.75% due
5/15/05, market value $122,981)                   4,387,000            4,387,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (COST $9,619,000)                          9,619,000
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES - 99.96%
   (cost $192,198,981)                                               211,108,882
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES
   (SEE NOTES) - 0.04%                                                    84,767
                                                                    ------------
NET ASSETS APPLICABLE TO 19,539,355.226 SHARES
  OUTSTANDING - 100.00%                                             $211,193,649
                                                                    ------------

+Non-income producing security for the period ended December 31, 2004. ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on particular day equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchanges rates during the reporting period or upon settlement of the foreign currency transactions are reported in operations for the current period. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS - At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $192,223,456
                                            ------------
Aggregate unrealized appreciation             19,398,539
Aggregate unrealized depreciation               (513,113)
                                            ------------
Net unrealized appreciation                 $ 18,885,426
                                            ------------

3. FOREIGN EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISKS - Some countries in which the Fund may invest require governmental approval for the repartition of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM SMALL CAP GROWTH FUND

December 31, 2004
                                                     NUMBER OF         MARKET
                                                     SHARES            VALUE
COMMON STOCK - 91.45%
Basic Industry/Capital Goods - 9.22%
+A.S.V                                                6,055           $  290,035
+Ceradyne                                            12,379              708,202
+CUNO                                                 3,400              201,960
Florida Rock Industries                               5,000              297,650
+Gehl                                                 5,714              133,422
+Genlyte Group                                        4,000              342,720
JLG Industries                                        2,559               50,233
+Newpark Resources                                   37,000              190,550
Pentair                                              10,000              435,600
+Petroleum Development                                2,418               93,262
+Pride International                                 27,000              554,580
+Rogers                                               4,700              202,570
+Scotts                                               2,400              176,448
Spartech                                              9,800              265,482
+Trex                                                 4,206              220,563
TurboChef Technologies                               15,152              346,670
                                                                      ----------
                                                                       4,509,947
                                                                      ----------
Business Services - 8.99%
+answerthink                                         42,800              199,448
+AQuantive                                           54,047              483,180
+Ceridian                                            15,000              274,200
Chicago Bridge & Iron                                14,500              580,000
+Desarrolladora Homex ADR                            12,499              295,601
+Greenfield Online                                   13,669              300,581
MAXIMUS                                              12,000              373,440
Pegasus Solutions                                    47,000              592,201
+Portfolio Recovery Associates                        8,975              369,950
SkillSoft ADR                                        75,000              423,750
ValueClick                                           37,934              505,660
                                                                      ----------
                                                                       4,398,011
                                                                      ----------
Consumer Durables - 0.71%
+DHB Industries                                      18,122              345,043
                                                                      ----------
                                                                         345,043
                                                                      ----------
Consumer Non-Durables - 7.67%
+Aeropostale                                         15,450              454,694
+Build-A-Bear Workshop                                7,551              265,418
+Central European District                           21,423              632,834
+Chico's FAS                                          5,245              238,805
+Christopher & Banks                                  7,950              146,678
Deckers Outdoor                                       5,311              249,564
+Hansen Natural                                      12,099              440,525
+PETCO Animal Supplies                               16,300              643,523
+Sports Authority                                    12,000              309,000
+USANA Health Sciences                               10,849              371,036
                                                                      ----------
                                                                       3,752,077
                                                                      ----------
Consumer Services - 6.02%
+Ask Jeeves                                           4,332              115,881
Central Parking                                      42,100              637,815
+China Finance Online ADR                             9,284              102,310
+Coinstar                                            14,000              375,620

+Ctrip.Com International ADR                          6,910              317,998
+eLong  ADR                                          12,868              239,988
+HealthExtras                                        11,677              190,335
International Speedway Class A                       11,000              580,800
+Spanish Broadcasting Systems Class A                36,400              384,384
                                                                      ----------
                                                                       2,945,131
                                                                      ----------
Energy - 4.96%
+Carrizo Oil & Gas                                   40,097              453,096
+FMC Technologies                                    11,000              354,200
+Quicksilver Resources                               16,600              610,548
Veritas DGC                                          11,054              247,720
Western Gas Resources                                17,800              520,650
+Whiting Petroleum                                    7,992              241,758
                                                                      ----------
                                                                       2,427,972
                                                                      ----------
Finance - 4.91%
+AmeriCredit                                         22,500              550,125
+Euronet Worldwide                                   16,120              419,442
HCC Insurance Holdings                               18,700              619,344
+Markel                                                 500              182,000
TCF Financial                                         8,400              269,976
United National Group Class A                         7,000              130,340
+World Acceptance                                     8,500              233,835
                                                                      ----------
                                                                       2,405,062
                                                                      ----------
Healthcare - 17.01%
+Able Laboratories                                    4,992              113,568
+Advanced Neuromodulation Systems                     2,767              109,186
+American Healthways                                  8,072              266,699
+Anika Therapeutics                                  18,007              164,764
Arthrocare                                            6,294              201,786
+Bone Care International                             11,015              306,768
Centene                                              14,950              423,833
+Connetics                                           12,428              301,876
+CTI Molecular Imaging                               21,600              306,504
Diagnostic Products                                   8,000              440,400
Draxis Health                                        49,897              247,489
+Edwards Lifesciences                                 6,000              247,560
+eResearch Technology                                15,010              237,909
+First Health Group                                  25,100              469,621
+Inkine Pharmaceutical                               27,520              149,434
+Kensey Nash                                         12,104              417,951
Kos Pharmaceuticals                                   7,439              280,004
+Kyphon                                               9,477              244,128
Laserscope                                            8,178              293,672
LCA-Vision                                           27,054              632,792
+Lifecell                                            10,597              108,301
+Lincare Holdings                                     3,500              149,275
+Merge Technologies                                  14,502              322,670
NDCHealth                                             6,300              117,117
+Neurocrine Biosciences                               4,100              202,130
Salix Pharmaceuticals                                 6,212              109,269
+SFBC International                                  15,232              601,644
+Third Wave Technologies                             20,536              176,610
+United Therapeutics                                  5,759              260,019
Ventiv Health                                        18,473              375,371
+Vnus Medical Technologies                            3,660               49,483
                                                                      ----------
                                                                       8,327,833
                                                                      ----------
Technology/Communications - 9.24%
+3Com                                                70,000              291,900
+Alvarion Limited                                    16,172              214,764
American Tower Class A                               13,400              246,560
+Andrew                                              18,200              248,066
+AudioCodes                                          17,929              297,801

CallWave                                             22,627              349,361
Catapult Communications                               3,954               95,529
+Crown Castle International                          18,400              306,176
Ixia                                                 18,413              309,523
Mobility Electronics                                 28,354              243,277
+RADVision                                           15,628              210,978
+RightNow Technologies                               19,877              321,014
SafeNet                                              11,365              417,549
+Sierra Wireless                                     12,809              226,463
+Symmetricom                                         25,000              242,750
+Viasat                                              10,789              261,849
+Western Wireless Class A                             8,200              240,260
                                                                      ----------
                                                                       4,523,820
                                                                      ----------
Technology/Hardware - 14.64%
Applied Signal Technology                             7,409              261,167
+Aviall                                              17,000              390,490
BEI Technologies                                      3,401              105,023
CTS                                                  37,000              491,730
ESCO Technologies                                     9,000              689,850
+Infocrossing                                         6,764              114,515
Innovative Solutions & Support                        2,112               70,456
+Integrated Circuit Systems                           9,800              205,016
+IXYS                                                20,000              206,400
+M-Systems Flash Disk Pioneers                       14,328              282,548
Pericom Semiconductor                                49,000              462,070
+PowerDsine                                          17,290              237,219
Rudolph Technologies                                 10,735              184,320
SeaChange International                              12,300              214,512
+Sigmatel                                             7,799              277,098
+Silicon Image                                       35,146              578,503
Symbol Technologies                                  40,000              692,000
+Synaptics                                           10,713              327,604
+Tessera Technologies                                20,998              781,335
+UNOVA                                               14,000              354,060
+Veeco Instruments                                   11,336              238,850
                                                                      ----------
                                                                       7,164,766
                                                                      ----------
Technology/Software - 5.82%
+Altiris                                             16,246              575,596
+Audible                                             10,703              278,813
+Digital River                                        7,477              311,118
E.piphany                                            21,900              105,777
Indus International                                  80,000              171,120
JDA Software Group                                    8,600              117,132
MAPICS                                               29,400              310,170
+MTC Technologies                                     8,817              295,987
+Novell                                              50,400              340,200
+Sohu.com                                             6,227              110,280
Ulticom                                              14,609              234,182
                                                                      ----------
                                                                       2,850,375
                                                                      ----------
Utilities - 2.26%
Northeast Utilities                                  27,000              508,950
Oneok                                                21,000              596,820
                                                                      ----------
                                                                       1,105,770
                                                                      ----------
TOTAL COMMON STOCK (COST $36,612,668)                                 44,755,807
                                                                      ----------

                                                 PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS - 8.13%
With BNP Paribas 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$2,165,280 collateralized by
$2,226,000 U.S. Treasury Bills due
4/28/05, market value $2,208,903)                $2,165,000            2,165,000

With UBS Warburg 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$1,816,235 collateralized by
$1,816,000 U.S. Treasury Bills due
4/28/05, market value $1,802,107 and
$50,000 U.S. Treasury Notes 6.75% due
5/15/05, market value $50,898)                    1,816,000            1,816,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS (COST $3,981,000)                          3,981,000
                                                                     -----------
TOTAL MARKET VALUE OF SECURITIES - 99.58%
   (cost $40,593,668)                                                 48,736,807
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES
  (SEE NOTES) - 0.42%                                                    204,814
                                                                     -----------
NET ASSETS APPLICABLE TO 3,954,486 SHARES
  OUTSTANDING - 100.00%                                              $48,941,621
                                                                     -----------

+Non-income producing security for the period ended December 31, 2004.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Small Cap Growth Fund (the "Fund".)

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Aggregate cost of investments                            $36,669,990
                                                         -----------
Aggregate unrealized appreciation                          9,193,161
Aggregate unrealized depreciation                         (1,107,344)
                                                         -----------
Net unrealized appreciation                                8,085,817
                                                         -----------

3. CREDIT AND MARKET RISKS - The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM SMALL CAP VALUE FUND

December 31, 2004
                                                     NUMBER OF          MARKET
                                                     SHARES             VALUE
COMMON STOCK - 90.33%
Basic Materials - 12.41%
Agrium                                                 31,300         $  527,405
Commercial Metals                                       1,500             75,840
Cytec Industries                                       11,000            565,620
ElkCorp                                                 8,600            294,292
Engelhard                                              19,000            582,730
Fuller (H.B.)                                          12,500            356,375
+GrafTech International                                26,000            245,960
+Hercules                                              28,000            415,800
Longview Fibre                                         36,000            653,040
Lubrizol                                               18,500            681,910
+Material Sciences                                     25,000            449,750
Pope & Talbot                                          21,000            359,310
Sonoco Products                                        15,000            444,750
Westlake Chemical                                       7,800            260,520
                                                                      ----------
                                                                       5,913,302
                                                                      ----------
Business Services - 8.78%
+Aleris International                                  18,000            304,560
+Allied Waste Industries                               32,000            296,960
Donnelley (R.R.) & Sons                                 4,725            166,745
Harland (John H.)                                       8,000            288,800
IKON Office Solutions                                  18,200            210,392
Imation                                                15,500            493,365
Kelly Services                                         21,200            639,816
+ProQuest                                              10,000            297,000
+R.H. Donnelley                                         4,200            248,010
Reynolds & Reynolds Class A                            19,000            503,690
+Spherion                                              59,200            497,280
+Team                                                  15,000            233,250
                                                                      ----------
                                                                       4,179,868
                                                                      ----------
Capital Goods - 14.10%
Acuity Brands                                           9,000            286,200
Ametek                                                 10,000            356,700
Bucyrus International Class A                           4,400            178,816
+ESCO Technologies                                      4,500            344,925
Federal Signal                                         24,000            423,840
+Flowserve                                             16,000            440,640
Harsco                                                  4,000            222,960
Honeywell International                                15,500            548,855
Kennametal                                             12,000            597,240
+Mettler-Toledo International                           3,400            174,454
+Navistar International                                13,000            571,740
Smith (A.O.)                                            8,000            239,520
SPX                                                    13,000            520,780
Stanley Works                                           7,000            342,930
+Thermo Electron                                        8,000            241,520
Thomas Industries                                       2,800            111,776
+UNOVA                                                 28,000            708,121
Walter Industries                                      12,000            404,760
                                                                      ----------
                                                                       6,715,777
                                                                      ----------

Consumer Discretionary - 7.94%
+BJ's Wholesale Club                                    8,200            238,866
Callaway Golf                                          19,300            260,550
Delta Apparel                                          15,000            363,750
Foot Locker                                            35,000            942,550
+Group 1 Automotive                                     7,600            239,400
Jones Apparel Group                                    16,500            603,405
Reebok International                                    2,700            118,800
+Warnaco Group Class A                                 47,000          1,015,200
                                                                      ----------
                                                                       3,782,521
                                                                      ----------
Consumer Services - 1.24%
+AirTran Holdings                                      19,700            210,790
+FLYi                                                  46,300             81,951
+Magna Entertainment Class A                           46,400            279,328
+Papa John's International                                600             20,664
                                                                      ----------
                                                                         592,733
                                                                      ----------
Consumer Staples - 2.54%
+Del Monte Foods                                       37,800            416,556
Newell Rubbermaid                                      22,000            532,180
+Pathmark Stores                                       44,700            259,707
                                                                      ----------
                                                                       1,208,443
                                                                      ----------
Credit Cyclicals - 10.11%
Beazer Homes USA                                        7,500          1,096,575
Brookfield Homes                                        5,900            200,010
Furniture Brands International                         42,800          1,072,140
+Hayes Lemmerz International                           26,000            229,580
M/I Homes                                               6,700            369,237
Maytag                                                 34,000            717,400
+Sunterra                                               1,000             14,040
+WCI Communities                                       38,000          1,117,200
                                                                      ----------
                                                                       4,816,182
                                                                      ----------
Energy - 2.33%
Ashland                                                 5,800            338,604
+Forest Oil                                             9,000            285,480
+Foundation Coal Holdings                              13,800            318,228
+Giant Industries                                       6,300            167,013
                                                                      ----------
                                                                       1,109,325
                                                                      ----------
Finance - 3.88%
+Allmerica Financial                                   20,100            659,883
American Home Mortgage Investment                       7,100            243,175
+AmeriCredit                                            6,700            163,815
+Conseco                                               10,900            217,455
+Health Net Class A                                     2,500             72,175
+KMG America                                           21,200            233,200
+United National Group Class A                         13,800            256,956
                                                                      ----------
                                                                       1,846,659
                                                                      ----------
Healthcare - 1.05%
+Steris                                                21,000            498,120
                                                                      ----------
                                                                         498,120
                                                                      ----------
Media - 3.37%
Bowne & Company                                        41,500            674,790
Readers Digest Association Class A                     10,000            139,100
+Valassis Communications                               22,600            791,226
                                                                      ----------
                                                                       1,605,116
                                                                      ----------
Real Estate - 7.90%
Aames Investments Corporate                            29,600            314,056
American Financial Realty Trust                        26,000            420,680
Capital Lease Funding                                   8,400            105,000
+#Fieldstone Investments 144A                          11,800            203,550
+Jameson Inns                                          63,600            125,292
LNR Property                                           10,900            685,719
+Lodgian                                               21,800            268,140
+La Quinta                                             32,700            297,243

MI Developments Class A                                31,500           950,355
MortgageIT Holdings                                     8,200           147,190
St. Joe                                                 3,800           243,960
                                                                    -----------
                                                                      3,761,185
                                                                    -----------
Technology - 6.09%
+BearingPoint                                         108,000           867,240
+Compuware                                             76,800           496,896
+Concord Communications                                24,700           273,676
+International Rectifier                                9,000           401,130
Symbol Technologies                                    23,000           397,900
+Unisys                                                35,600           362,408
+USA Mobility                                           2,869           101,304
                                                                    -----------
                                                                      2,900,554
                                                                    -----------
Transportation - 5.82%
Alexander & Baldwin                                    20,100           852,642
+Central Freight Lines                                 22,700           143,010
Overnite                                               11,000           409,640
Overseas Shipholding Group                              7,300           402,960
Stelmar Shipping Limited                               10,500           500,955
+Yellow Roadway                                         8,300           462,393
                                                                    -----------
                                                                      2,771,600
                                                                    -----------
Utilities - 2.77%
Alliant Energy                                         14,100           403,260
+Sierra Pacific Resources                              23,300           244,650
+Southern Union                                        28,085           673,478
                                                                    -----------
                                                                      1,321,388
                                                                    -----------
TOTAL COMMON STOCK (COST $36,526,712)                                43,022,773
                                                                    -----------

                                                   PRINCIPAL
                                                   AMOUNT
REPURCHASE AGREEMENTS - 11.47%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $2,972,384
collateralized by $3,055,000 U.S. Treasury
Bills due 4/28/05, market value $3,031,762)        $2,972,000         2,972,000

With UBS Warburg 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$2,492,322 collateralized by
$2,492,000 U.S. Treasury Bills due
4/28/05, market value $2,473,427 and
$68,000 U.S. Treasury Notes 6.75% due
5/15/05, market value $69,858)                      2,492,000         2,492,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $5,464,000)                         5,464,000
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 101.80%
   (cost $41,990,712)                                                48,486,773
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS
   (SEE NOTES) - (1.80%)                                               (859,610)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,821,170 SHARES
  OUTSTANDING - 100.00%                                             $47,627,163
                                                                    -----------

+Non-income producing security for the period ended December 31, 2004. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note #3 in "Notes".

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust -Optimum Small Cap Value Fund (the "Fund".)

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                  $42,002,715
                                               -----------
Aggregate unrealized appreciation                7,109,581
Aggregate unrealized depreciation                 (625,523)
                                               -----------
Net unrealized appreciation                      6,484,058
                                               -----------

3. CREDIT AND MARKET RISKS The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM INTERNATIONAL FUND

December 31, 2004
                                                     NUMBER OF     MARKET
                                                     SHARES        VALUE (U.S.$)
COMMON STOCK - 95.12%*
Australia - 7.54%
Amcor                                                106,174         $   611,739
Coles Myer                                            94,736             732,239
Foster's Group                                       272,253           1,235,696
National Australia Bank                               48,035           1,085,207
News Corporatation Class A ADR                        82,290           1,535,532
Telstra                                              179,059             689,189
Wesfarmers                                             1,693              52,820
                                                                     -----------
                                                                       5,942,422
                                                                     -----------
Austria - 1.02%
Erste Bank der Oestereichischen Sparkassen            15,081             805,605
                                                                     -----------
                                                                         805,605
                                                                     -----------
Belgium - 1.79%
Electrabel                                             1,151             513,155
+Fortis Group                                         32,313             894,680
                                                                     -----------
                                                                       1,407,835
                                                                     -----------
Bermuda - 1.68%
Tyco International                                    36,985           1,321,844
                                                                     -----------
                                                                       1,321,844
                                                                     -----------
Brazil - 0.73%
Natura Cosmeticos                                      6,808             198,652
Unibanco de Bancos Brasileiros GDR                    11,989             380,291
                                                                     -----------
                                                                         578,943
                                                                     -----------
Canada - 2.59%
+Research In Motion                                   10,913             899,450
+Shoppers Drug Mart                                   24,939             775,760
Talisman Energy                                       13,464             363,527
                                                                     -----------
                                                                       2,038,737
                                                                     -----------
Finland - 0.58%
UPM-Kymmene                                           20,600             458,089
                                                                     -----------
                                                                         458,089
                                                                     -----------
France - 5.79%
Compagnie de Saint-Gobain                             13,935             839,472
+JC Decaux                                            19,604             572,372
Renault                                                8,839             739,487
Societe Generale                                       8,478             857,941
Total                                                  7,112           1,553,484
                                                                     -----------
                                                                       4,562,756
                                                                     -----------
Germany - 4.65%
Bayer                                                 26,247             888,338
+Bayerische Hypo-und Vereinsbank                      44,039           1,001,458
RWE                                                   22,295           1,230,362
SAP                                                    3,075             548,376
                                                                     -----------
                                                                       3,668,534
                                                                     -----------
Hong Kong - 3.30%
ASM Pacific Technology                               104,500             376,446
CNOOC ADR                                              7,056             382,365
Hong Kong Electric Holdings                          135,000             616,581
Shangri-La Asia                                      536,246             769,248
Wharf Holdings                                       130,000             454,926
                                                                     -----------
                                                                       2,599,566
                                                                     -----------

India - 0.64%
ICICI Bank ADR                                        24,931             502,360
                                                                     -----------
                                                                         502,360
                                                                     -----------
Italy - 1.68%
Banca Intesa                                         275,416           1,325,232
                                                                     -----------
                                                                       1,325,232
                                                                     -----------
Japan - 14.40%
Canon                                                 28,300           1,527,266
Eisai                                                 13,200             434,117
Hitachi                                               78,000             540,451
KDDI                                                     135             727,237
Keyence                                                2,800             627,384
Matsushita Electric Industrial                        38,000             602,986
Millea Holdings                                           72           1,068,020
Mitsubishi Tokyo Financial                                58             588,660
Net One Systems                                           91             379,204
Nissan Motor                                          71,200             774,049
Takeda Chemical Industries                            24,600           1,238,763
Toyota Motor                                          18,500             752,854
+Trend Micro                                          11,500             620,621
West Japan Railway                                        97             391,900
Yamada Denki                                          18,000             771,153
Yamato Transport                                      21,000             311,506
                                                                     -----------
                                                                      11,356,171
                                                                     -----------
Mexico - 2.44%
America Movil  ADR                                    18,556             971,407
Grupo Televisa GDR                                    15,730             951,665
                                                                     -----------
                                                                       1,923,072
                                                                     -----------
Netherlands - 3.77%
ING Groep                                             37,663           1,139,566
Reed Elsevier                                         53,983             735,965
Royal Dutch Petroleum                                 19,068           1,097,635
                                                                     -----------
                                                                       2,973,166
                                                                     -----------
New Zealand - 1.26%
Telecom Corporation of New Zealand                   223,715             993,774
                                                                     -----------
                                                                         993,774
                                                                     -----------
Norway - 0.49%
+Golar LNG                                            26,400             384,668
                                                                     -----------
                                                                         384,668
                                                                     -----------
Republic of Korea - 1.69%
POSCO ADR                                             12,700             565,531
Samsung Electronics                                    1,770             770,271
                                                                     -----------
                                                                       1,335,802
                                                                     -----------
Singapore - 1.84%
CapitaLand                                           577,000             752,886
Jardine Matheson Holdings                              4,400              69,960
Oversea Chinese Banking                               76,000             628,522
                                                                     -----------
                                                                       1,451,368
                                                                     -----------
South Africa - 0.84%
Sasol                                                 30,725             659,902
                                                                     -----------
                                                                         659,902
                                                                     -----------
Spain - 3.88%
Banco Santander Central Hispanoamericano              59,266             735,488
Iberdrola                                             39,680           1,008,585
Telefonica                                            69,645           1,312,057
                                                                     -----------
                                                                       3,056,130
                                                                     -----------
Sweden - 1.55%
+Ericsson Telefonaktiebolget ADR                      38,888           1,224,583
                                                                     -----------
                                                                       1,224,583
                                                                     -----------
Switzerland - 5.04%
Roche Holding                                         10,799           1,243,153
+Swiss Life Holding                                    5,576             811,563
Syngenta                                               3,684             391,370
UBS                                                   18,172           1,523,789
                                                                     -----------
                                                                       3,969,875
                                                                     -----------

Taiwan - 0.47%
Taiwan Semiconductors Manufacturing ADR               43,243            367,133
                                                                    -----------
                                                                        367,133
                                                                    -----------
United Kingdom - 22.76%
ARM Holdings                                         425,789            901,263
Aviva                                                 40,035            481,548
BG Group                                             133,172            906,375
BOC Group                                             29,238            557,972
Boots Group                                          107,334          1,348,732
BP                                                    79,905            777,787
Brambles Industries                                  113,883            569,568
Carnival                                              24,891          1,518,231
EMI Group                                            176,393            899,981
Enterprise Inns                                      100,393          1,526,536
GKN                                                   90,488            411,735
GlaxoSmithKline                                       54,388          1,276,007
HBOS                                                  56,440            918,344
HSBC Holdings                                         44,837            757,096
Intercontinental Hotels Group                        146,953          1,825,413
Lloyds TSB Group                                     106,427            966,477
Mitchells & Butlers                                   42,730            278,927
Reuters Group                                        104,559            758,306
Rio Tinto                                             26,807            789,500
Unilever                                              48,315            474,699
                                                                    -----------
                                                                     17,944,497
                                                                    -----------
United States - 2.70%
+NTL                                                  18,570          1,354,867
+Wynn Resorts                                         11,570            774,264
                                                                    -----------
                                                                      2,129,131
                                                                    -----------
TOTAL COMMON STOCK (COST $65,396,408)                                74,981,195
                                                                    -----------

                                                  PRINCIPAL
                                                  AMOUNT
REPURCHASE AGREEMENTS - 7.56%
With BNP Paribas 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$3,239,418, collateralized by
$3,330,000 U.S. Treasury Bills due
4/28/05, market value $3,304,754)                 $3,239,000          3,239,000

With UBS Warburg 1.55% 1/3/05 (dated
12/31/04, to be repurchased at
$2,717,351, collateralized by
$2,717,000 U.S. Treasury Bills due
4/28/05, market value $2,696,144 and
$74,000 U.S. Treasury Notes 6.75% due
5/15/05, market value $76,149)                     2,717,000          2,717,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (COST $5,956,000)                         5,956,000
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES - 102.68%
  (cost $71,352,408)                                                 80,937,195
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS
  (SEE NOTES) - (2.68%)                                              (2,115,999)
                                                                    -----------
NET ASSETS APPLICABLE TO 6,695,069 SHARES
  OUTSTANDING - 100.00%                                             $78,821,196
                                                                    -----------

+Non-income producing security for the period ended December 31, 2004. *Securities have been classified by country of origin.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts

The following foreign currency exchange contracts were outstanding at December 31, 2004.

FOREIGN EXCHANGE CONTRACTS(1)

                                                                          Unrealized
                                                                         Appreciation
Contract to Receive (Deliver)      In Exchange for   Settlement Date    (Depreciation)
-----------------------------      ---------------   ---------------    --------------
302,219 Australian Dollars          U.S. $235,036        1/5/05           $   1,806
185,969 British Pounds                    357,432        1/4/05                (447)
(1,947,000) British Pounds             (3,574,600)      1/31/05            (155,100)
536,980 European Monetary Units           731,742        1/3/05              (1,847)
                                                                          ---------
                                                                          $(155,588)
                                                                          ---------

(1) See Note #3 in "Notes".

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum International Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                     $71,401,233
                                                  -----------
Aggregate unrealized appreciation                   9,625,018
Aggregate unrealized depreciation                     (89,056)
                                                  -----------
Net unrealized appreciation                       $ 9,535,962
                                                  -----------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)

OPTIMUM FIXED INCOME FUND
-------------------------

December 31, 2004

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)
AGENCY ASSET-BACKED SECURITIES- 0.66%
oFannie Mae Grantor Trust
    Series 2004-T4 A2 3.93% 2/25/20                                              USD             180,000       $    180,197
    Series 2004-T4 A3 4.42% 8/25/24                                                              215,000            216,296
oSLMA Student Loan Trust
    Series 1996-2 A2 2.979% 7/27/09                                                               98,131             98,507
    Series 1997-2 Certificates 3.099% 10/25/12                                                    25,000             25,112
    Series 2004-1 A1 2.14% 1/26/15                                                                38,605             38,624
    Series 2004-6 A2 2.14% 1/25/13                                                               900,000            900,906
    Series 2004-8 A3 2.19% 7/27/15                                                               190,000            190,183
                                                                                                                -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $1,648,715)                                                            1,649,825
                                                                                                                -----------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 11.93%
Fannie Mae
    Series 1996-46 ZA 7.50% 11/25/26                                                              82,408             88,175
    Series 2001-14 Z 6.00% 5/25/31                                                               124,539            129,888
    Series 2002-2 MG 6.00% 2/25/17                                                             1,075,000          1,115,568
    Series 2002-55 KY 4.75% 4/25/28                                                               17,492             17,464
    Series 2002-56 MC 5.50% 9/25/17                                                               84,985             87,494
    Series 2002-93 A1 6.50% 3/25/32                                                               87,649             90,876
    Series 2003-106 WB 4.50% 10/25/15                                                            405,000            411,031
    Series 2003-34 DV 4.00% 2/25/22                                                              690,000            689,453
    Series 2003-87 TD 3.50% 4/25/11                                                               30,000             29,886
    Series 2003-92 KH 5.00% 3/25/32                                                               70,000             69,235
    Series 2003-122 TU 4.00% 5/25/16                                                              90,000             90,878
    Series 2004-8 GD 4.50% 10/25/32                                                              665,000            634,422
    Series 2004-29 QG 4.50% 12/25/32                                                             335,000            318,568
    Series 2004-52 NE 4.50% 7/25/33                                                              272,000            258,434
    Series 2004-87 UD 4.75% 11/25/30                                                             130,000            128,785
    Series 2004-90 PC 5.00% 3/25/27                                                              120,000            121,995
Fannie Mae Grantor Trust
    Series 1999-T2 A1 7.50% 1/19/39                                                               78,585             84,149
    Series 2001-T7 A1 7.50% 2/25/41                                                              403,549            432,035
    Series 2001-T8 A2 9.50% 7/25/41                                                               44,662             49,876
    Series 2002-T4 A3 7.50% 12/25/41                                                             318,197            341,119
    Series 2002-T16 A2 7.00% 7/25/42                                                              41,178             43,636
    Series 2002-T19 A2 7.00% 7/25/42                                                             550,154            582,990
    Series 2002-T19 A3 7.50% 7/25/42                                                             516,140            554,122
    Series 2004-T1 1A2 6.50% 1/25/44                                                             115,156            120,514
    Series 2004-T2 1A3 7.00% 11/25/43                                                            104,333            110,560
    Series 2004-T3 1A3 7.00% 2/25/44                                                              51,353             54,418
Fannie Mae Whole Loan
    Series 2002-W1 2A 7.50% 2/25/42                                                              301,073            321,639
    Series 2003-W3 1A2 7.00% 8/25/42                                                             171,162            181,378
    Series 2003-W8 2A 7.00% 10/25/42                                                             587,523            619,817
    Series 2003-W15 2A3 4.71% 8/25/43                                                             22,676             22,730
    Series 2003-W18 1A3 4.732% 8/25/43                                                            70,000             70,338
    Series 2003-W19 1A3 4.783% 11/25/33                                                           85,000             85,504
    Series 2004-W1 1A3 4.49% 11/25/43                                                            130,000            130,599
    Series 2004-W2 2A2 7.00% 2/25/44                                                             266,503            282,093
    Series 2004-W2 5A 7.50% 3/25/44                                                              787,021            842,446
    Series 2004-W9 2A1 6.50% 2/25/44                                                             146,611            153,300
Freddie Mac
    Series 2113 QE 6.00% 11/15/27                                                                 61,427             62,635
    Series 2141 N 5.55% 11/15/27                                                                 635,556            644,396
    Series 2173 Z 6.50% 7/15/29                                                                  440,410            462,314
    Series 2480 EH 6.00% 11/15/31                                                                  1,989              2,011
    Series 2497 BM 5.00% 2/15/22                                                                  11,361             11,494
    Series 2526 CA 5.00% 6/15/16                                                                  95,468             97,351
    Series 2612 LJ 4.00% 7/15/22                                                                 357,013            357,957
    Series 2633 PB 4.00% 3/15/12                                                                 385,000            386,515
    Series 2658 PA 3.75% 11/15/07                                                                 19,345             19,403
    Series 2662 DG 5.00% 10/15/22                                                                 25,000             24,897
    Series 2663 MA 3.50% 1/15/10                                                                  21,168             21,222

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)
    Series 2672 TN 4.00% 3/15/23                                                                 190,000        $   191,519
    Series 2682 LC 4.50% 7/15/32                                                                 110,000            106,286
    Series 2691 MB 4.00% 4/15/22                                                                 531,000            531,318
    Series 2691 ME 4.50% 4/15/32                                                                 274,000            262,192
    Series 2694 QH 4.50% 3/15/32                                                                  76,000             73,210
    Series 2707 OK 3.50% 5/15/10                                                                 216,645            217,243
    Series 2721 PE 5.00% 1/15/23                                                                 100,000             98,923
    Series 2726 PY 3.50% 4/15/26                                                                 640,000            638,094
    Series 2727 PB 4.25% 4/15/23                                                                 215,000            216,378
    Series 2727 PE 4.50% 7/15/32                                                                 185,000            176,411
    Series 2727 PM 4.50% 1/15/34                                                                  90,000             81,717
    Series 2728 TC 4.00% 2/15/23                                                                 235,000            234,784
    Series 2737 XG 4.00% 11/15/22                                                                120,000            119,890
    Series 2737 YD 5.00% 8/15/32                                                                 140,000            139,290
    Series 2750 NB 4.00% 12/15/22                                                                388,000            387,486
    Series 2755 LB 4.00% 9/15/23                                                                 520,000            520,923
    Series 2755 LE 4.00% 9/15/30                                                                 395,000            371,418
    Series 2759 AU 3.50% 5/15/19                                                                 226,000            225,378
    Series 2764 TE 5.00% 10/15/32                                                                 35,000             34,668
    Series 2773 EK 3.50% 5/15/10                                                                 599,000            599,934
    Series 2776 ON 4.50% 11/15/32                                                                305,000            290,350
    Series 2777 DE 4.00% 3/15/29                                                                 145,000            139,996
    Series 2777 PE 5.00% 4/15/33                                                                 585,000            581,041
    Series 2778 JD 5.00% 12/15/32                                                                570,000            566,439
    Series 2780 TE 5.00% 1/15/33                                                                 785,000            780,504
    Series 2783 PD 5.00% 1/15/33                                                                 276,000            273,704
    Series 2786 PA 3.50% 10/15/10                                                                214,000            214,526
    Series 2802 NE 5.00% 2/15/33                                                                 600,000            597,076
    Series 2836 EG 5.00% 12/15/32                                                                755,000            748,622
    Series 2836 HQ 4.75% 5/15/29                                                                 195,000            194,076
    Series 2836 QC 5.00% 9/15/22                                                                 700,000            718,798
    Series 2840 OE 5.00% 2/15/33                                                                 825,000            811,799
    Series 2840 OL 5.00% 11/15/22                                                                630,000            646,918
    Series 2844 PD 5.00% 12/15/32                                                                745,000            737,322
    Series 2844 PQ 5.00% 5/15/23                                                                 700,000            721,154
    Series 2849 AJ 5.00% 5/15/18                                                                 380,000            391,809
    Series 2881 TE 5.00% 7/15/33                                                               1,080,000          1,070,105
    Series 2889 OE 5.00% 1/15/30                                                                 195,000            196,496
    Series 2902 LC 5.50% 12/15/17                                                                120,000            123,000
Freddie Mac Structure Pass Through Securities
    Series T-41 3A 7.50% 7/25/32                                                                 511,922            545,742
    Series T-58 3A 7.00% 9/25/43                                                                 679,233            719,138
    Series T-59 1A2 7.00% 10/25/43                                                               111,568            118,123
    Series T-56 A2A 2.842% 7/25/36                                                               240,697            238,880
    Series T-58 1A2 3.108% 5/25/35                                                               165,000            164,061
    Series T-58 2A 6.50% 9/25/43                                                                  52,246             54,682
GNMA
    Series 2003-116 ND 3.75% 6/20/26                                                             235,000            235,220
    Series 2003-89 PA 5.50% 12/20/23                                                             394,792            400,610
    Series 2004-11 QE 5.00% 12/16/32                                                             405,000            404,271
    Series 2004-30 PD 5.00% 2/20/33                                                              276,000            274,725
Vendee Mortgage Trust Series 1997-3 2D 7.50% 1/15/25                                                 456                455
                                                                                                                -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $29,684,421)                                              29,642,314
                                                                                                                -----------

AGENCY MORTGAGE-BACKED SECURITIES- 11.57%
Fannie Mae
   4.92% 5/1/13                                                                                   25,000             25,727
   5.73% 12/1/08                                                                                 101,243            107,223
   6.765% 1/1/07                                                                                 131,348            137,300
   7.13% 1/1/12                                                                                  296,125            312,690
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                  72,775             73,002
   5.00% 1/1/34                                                                                   57,379             57,469
   5.00% 2/1/34                                                                                   74,426             74,658
   5.00% 8/1/34                                                                                  154,240            154,481
   5.00% 11/1/34                                                                                 204,397            204,716
   5.00% 11/1/34                                                                                 134,838            135,049

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)
Fannie Mae S.F. 15 yr
   4.50% 2/1/19                                                                                  100,768        $   100,548
   4.50% 7/1/19                                                                                  235,264            234,749
   4.50% 1/1/20 TBA                                                                            1,205,000          1,201,234
   5.00% 1/1/20 TBA                                                                            2,005,000          2,036,955
   5.00% 8/1/18                                                                                   25,399             25,835
   5.50% 1/1/20 TBA                                                                            1,340,000          1,384,806
Fannie Mae S.F. 30 yr
   5.00% 1/1/34                                                                                  139,392            139,827
   5.00% 3/1/34                                                                                  479,830            477,131
   5.00% 3/1/34                                                                                  144,364            143,552
   5.00% 3/1/34                                                                                  804,590            800,065
   5.00% 1/1/35 TBA                                                                            1,610,000          1,597,422
   5.50% 3/1/29                                                                                  306,219            312,057
   5.50% 4/1/29                                                                                  149,731            152,585
   5.50% 11/1/33                                                                                 122,617            124,609
   5.50% 12/1/33                                                                                 153,228            155,718
   5.50% 12/1/33                                                                                 355,732            361,512
   5.50% 5/1/34                                                                                  247,719            251,744
   5.50% 1/1/35 TBA                                                                            5,590,000          5,675,598
   6.00% 9/1/34                                                                                  842,766            872,263
   6.00% 10/1/34                                                                                 760,000            786,481
   6.00% 1/25/35 TBA                                                                           2,395,000          2,476,580
   6.50% 11/1/33                                                                                 128,895            135,259
   6.50% 11/1/33                                                                                  91,025             95,519
   6.50% 9/1/34                                                                                  481,977            505,775
   6.50% 1/1/35 TBA                                                                            2,065,000          2,165,669
   7.00% 10/1/28                                                                                 175,487            186,455
   7.00% 8/1/31                                                                                   16,719             17,732
   7.00% 1/1/35 TBA                                                                              438,000            464,143
   7.50% 1/1/35 TBA                                                                              175,000            187,359
   7.50% 3/1/32                                                                                    7,400              7,925
   7.50% 4/1/32                                                                                   29,958             32,083
   7.50% 6/1/32                                                                                   54,363             58,219
oFreddie Mac ARM 3.718% 4/1/34                                                                   127,668            128,506
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                          9,179              9,222
Freddie Mac S.F. 15 yr
   4.00% 5/1/19                                                                                  864,103            845,741
   5.00% 7/1/18                                                                                   37,502             38,123
Freddie Mac S.F. 20 yr 5.50% 8/1/24                                                              347,439            355,474
Freddie Mac S.F. 30 yr
   5.00% 4/1/34                                                                                    9,626              9,568
   6.00% 10/1/33                                                                                  76,460             79,041
   6.50% 9/1/33                                                                                   19,006             19,957
   6.50% 10/1/33                                                                                  26,786             28,125
   6.50% 11/1/33                                                                                 197,037            206,889
   7.00% 11/1/33                                                                                  28,321             30,020
GNMA
   6.00% 3/20/34                                                                                 243,027            252,141
   6.00% 4/20/34                                                                                 218,319            226,506
   6.50% 11/20/33                                                                                154,328            165,082
   7.00% 8/20/34                                                                                 329,188            349,865
GNMA S.F. 30 yr
   5.00% 1/1/35 TBA                                                                              565,000            565,000
   5.50% 10/15/33                                                                                126,180            129,019
   6.00% 8/20/34                                                                                 771,767            799,744
   6.50% 1/25/35 TBA                                                                              60,000             63,131
                                                                                                                -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $28,691,766)                                                       28,750,878
                                                                                                                -----------

AGENCY OBLIGATIONS- 2.87%
Fannie Mae
   1.75% 3/26/08                                                                 JPY         120,000,000          1,224,861
   2.375% 2/15/07                                                                USD             915,000            898,528
   3.00% 8/15/07                                                                                 455,000            450,769
   3.25% 8/15/08                                                                                 180,000            177,778
   3.375% 12/15/08                                                                                95,000             93,862
   6.625% 11/15/30                                                                               315,000            376,636
^Financing Corp Fico Strip PRN-2 5.03% 11/30/17                                                  620,000            325,705
^Financing Corp Fico Strip PRN-10 5.03% 11/30/17                                                 375,000            196,999
^Financing Corp Fico Strip PRN-15 5.24% 3/7/19                                                   390,000            189,283

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)
Freddie Mac
   3.75% 8/3/07                                                                                   90,000        $    90,135
   4.875% 3/15/07                                                                                300,000            309,914
^Residual Funding Strip-Principal 5.041% 10/15/19                                              3,035,000          1,439,706
Resolution Funding Strip-Interest
   ^5.209% 1/15/25                                                                             2,268,000            798,908
   ^5.24% 10/15/25                                                                             1,650,000            558,548
                                                                                                                -----------
TOTAL AGENCY OBLIGATIONS (COST $7,092,554)                                                                        7,131,632
                                                                                                                -----------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 3.41%
Banc of America Commercial Mortgage
    oSeries 2004-3 A5 5.306% 6/10/39                                                             915,000            958,184
    Series 2004-5 A3 4.561% 11/10/41                                                             125,000            125,497
    Series 2004-5 E 5.24% 11/10/41                                                               120,000            120,898
    Series 2004-6 A5 4.811% 12/10/42                                                             595,000            593,698
    Series 2004-2 A2 3.52% 11/10/38                                                              185,000            181,553
Bank of America-First Union NB Commercial Mortgage Series 2001-3 A1
    4.89% 4/11/37                                                                                286,294            292,748
DLJ Commercial Mortgage Series 1998-CF1 A1A 6.14% 2/18/31                                        475,297            476,292
#DLJ Mortgage Acceptance Series 1997-CF2 A1B 144A 6.82% 10/15/30                                 226,571            240,913
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                     580,000            623,579
#Global Signal Trust Series 2004-2A A 144A 4.232% 12/15/14                                       195,000            193,812
GMAC Commercial Mortgage Securities
    Series 1997-C1 A3 6.869% 7/15/29                                                             825,895            873,751
    Series 1998-C1 A2 6.70% 5/15/30                                                              260,000            279,547
    Series 1998-C2 A2 6.42% 5/15/35                                                              585,000            628,726
#Hilton Hotel Series 2000-HLTA A1 144A 7.055% 10/3/15                                             66,159             72,360
J.P. Morgan Chase Commercial Mortgage Securities
    Series 2002-C1 A3 5.376% 7/12/37                                                              80,000             83,875
    Series 2003-C1 A2 4.985% 1/12/37                                                              90,000             92,017
Merrill Lynch Mortgage Trust
    oSeries 2004-BPC1 A3 4.467% 10/12/41                                                          85,000             84,797
    oSeries 2004-BPC1 A5 4.855% 10/12/41                                                         150,000            150,259
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                         330,000            356,948
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19                                       270,000            297,867
o#STRIPs III Series 2003-1A 144A 3.308% 3/24/18                                                   73,213             71,807
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34                                     308,986            316,325
#TIAA Retail Commercial Trust Series 2001-C1A A2 6.30% 6/19/21                                   190,884            202,595
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 A5 5.215% 1/15/41                      1,125,000          1,158,249
                                                                                                                -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $8,323,093)                                                     8,476,297
                                                                                                                -----------

CORPORATE BONDS- 29.12%
Basic Materials - 1.65%
Abitibi-Consolidated 6.95% 12/15/06                                                              105,000            109,463
Barrick Gold Finance 7.50% 5/1/07                                                                 10,000             10,843
#Boise Cascade 144A 7.125% 10/15/14                                                              155,000            164,688
Fort James 7.75% 11/15/23                                                                        310,000            359,600
#Huntsman 144A 11.75% 7/15/12                                                                    265,000            314,688
Ispat Inland 9.75% 4/1/14                                                                         23,000             28,520
Lubrizol 4.625% 10/1/09                                                                           70,000             69,966
Lyondell Chemical 9.875% 5/1/07                                                                  101,000            106,303
Nalco 8.875% 11/15/13                                                                             90,000             99,225
Newark Group 9.75% 3/15/14                                                                       120,000            128,400
#Port Townsend Paper 144A 11.00% 4/15/11                                                         140,000            149,800
Potlatch 12.50% 12/1/09                                                                           70,000             86,561
Rhodia 8.875% 6/1/11                                                                             205,000            207,563
#Sappi Papier Holding 144A
   6.75% 6/15/12                                                                                 650,000            723,288
   7.50% 6/15/32                                                                                 205,000            239,351
Severstal
   8.625% 2/24/09                                                                                 30,000             30,273
   9.25 4/19/14                                                                                   48,000             48,230
Smurfit Capital Funding 7.50% 11/20/25                                                            75,000             75,000
++Solutia 6.72% 10/15/37                                                                         240,000            195,600
Stora Enso 7.375% 5/15/11                                                                        440,000            505,545
#Vedanta Resources 144A 6.625% 2/22/10                                                           120,000            121,586
Weyerhaeuser
   6.875% 12/15/33                                                                                85,000             95,475
   7.125% 7/15/23                                                                                 30,000             34,069
   7.375% 3/15/32                                                                                 85,000            101,121


                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

Witco
   6.875% 2/1/26                                                                                  80,000        $    73,200
   7.75% 4/1/23                                                                                   25,000             24,500
                                                                                                                -----------
                                                                                                                  4,102,858
                                                                                                                -----------
Capital Goods - Manufacturing - 1.18%
Aearo 8.25% 4/15/12                                                                               70,000             72,450
AEP Industries 9.875% 11/15/07                                                                   190,000            194,275
Armor Holdings 8.25% 8/15/13                                                                     155,000            174,375
#Bae Systems Series 2001 Asset Trust 144A 7.156% 12/15/11                                        194,549            211,170
Cenveo 7.875% 12/1/13                                                                             80,000             74,800
#DRS Technologies 144A 6.875% 11/1/13                                                             55,000             57,750
General Electric 5.00% 2/1/13                                                                    235,000            241,500
Geo Subordinate 11.00% 5/15/12                                                                   165,000            166,650
#Graham Packaging 144A 9.875% 10/15/14                                                           155,000            166,238
IESI 10.25% 6/15/12                                                                              170,000            199,750
#IMCO Recycling 144A 9.00% 11/15/14                                                               45,000             47,025
Interline Brands 11.50% 5/15/11                                                                  120,000            135,600
\/Mueller Holdings 14.75% 4/15/14                                                                100,000             69,000
#Owens-Brockway 144A 6.75% 12/1/14                                                                95,000             96,425
#Park-Ohio Industries 144A 8.375% 11/15/14                                                        55,000             55,275
Radnor Holdings
   o8.82% 4/15/09                                                                                105,000            107,100
   11.00% 3/15/10                                                                                 65,000             56,063
Tyco International Group
   6.875% 1/15/29                                                                                531,000            610,168
   7.00% 6/15/28                                                                                 159,000            185,429
                                                                                                                -----------
                                                                                                                  2,921,043
                                                                                                                -----------
Consumer Cyclical - 2.64%
Adesa 7.625% 6/15/12                                                                             100,000            106,000
\/Advanced Accessory Holdings 13.25% 12/15/11                                                    125,000             51,250
Advanced Accessory Systems 10.75% 6/15/11                                                         70,000             66,850
Ameristar Casinos 10.75% 2/15/09                                                                 280,000            313,600
Auburn Hills Trust 12.375% 5/1/20                                                                 87,000            136,747
Boyd Gaming 9.25% 8/1/09                                                                         120,000            129,600
Caesars Entertainment 9.375% 2/15/07                                                              70,000             77,350
#Carrols 144A 9.00% 1/15/13                                                                      100,000            104,000
#Collins & Aikman Products 144A 12.875% 8/15/12                                                  140,000            121,625
#Cooper-Standard 144A
   7.00% 12/15/12                                                                                 35,000             35,700
   8.375% 12/15/14                                                                                70,000             70,175
CVS
   3.875% 11/1/07                                                                                240,000            241,243
   4.00% 9/15/09                                                                                 120,000            119,563
DaimlerChrysler Holdings 4.75% 1/15/08                                                            37,000             37,816
#Denny's 144A 10.00% 10/1/12                                                                     105,000            113,531
Ford Motor 7.45% 7/16/31                                                                         700,000            706,052
Gaylord Entertainment 8.00% 11/15/13                                                             200,000            217,000
General Motors 8.375% 7/15/33                                                                    550,000            571,424
Goodman Global 7.875% 12/15/12                                                                    70,000             69,650
Interface 10.375% 2/1/10                                                                         135,000            155,925
#Jean Coutu Group 144A 8.50% 8/1/14                                                              145,000            149,350
Johnson Controls 5.00% 11/15/06                                                                   25,000             25,677
#Jones Apparel 144A 4.25% 11/15/09                                                               105,000            104,746
#Landry's Restaurant 144A 7.50% 12/15/14                                                         190,000            189,525
#Loehmanns Capital 144A 13.00% 10/1/11                                                            40,000             38,800
#Lone Star Industries 144A 8.85% 6/15/05                                                          60,000             61,182
Lowe's 7.50% 12/15/05                                                                             50,000             52,066
Mandalay Resort Group 10.25% 8/1/07                                                              225,000            255,375
MGM Mirage 9.75% 6/1/07                                                                          195,000            217,425
O'Charleys 9.00% 11/1/13                                                                         130,000            139,750
Penn National Gaming
   8.875% 3/15/10                                                                                275,000            301,469
   11.125% 3/1/08                                                                                100,000            107,250
PETCO Animal Supplies 10.75% 11/1/11                                                              90,000            105,750
Royal Caribbean Cruises 7.25% 3/15/18                                                             60,000             66,300
Target 5.95% 5/15/06                                                                              75,000             77,826
#Technical Olympic USA 144A 7.50% 1/15/15                                                        125,000            124,688
\/Town Sports International 11.00% 2/1/14                                                        125,000             71,875
True Temper Sports 8.375% 9/15/11                                                                 65,000             60,775
Venetian Casino Resort 11.00% 6/15/10                                                            300,000            343,875


                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

VICORP Restaurant 10.50% 4/15/11                                                                  85,000        $    85,850
Warnaco 8.875% 6/15/13                                                                            45,000             49,725
#Warner Music Group 144A 7.375% 4/15/14                                                          115,000            118,450
Wendy's International 6.35% 12/15/05                                                              25,000             25,642
Wheeling Island Gaming 10.125% 12/15/09                                                           75,000             80,250
#Wynn Las Vegas 144A 6.625% 12/1/14                                                              275,000            273,625
                                                                                                                -----------
                                                                                                                  6,572,347
                                                                                                                -----------
Consumer Non-Cyclical - 2.16%
Ameripath 10.50% 4/1/13                                                                           95,000            101,413
#Amgen 144A 4.00% 11/18/09                                                                        80,000             79,839
Archer-Daniels-Midland 8.125% 6/1/12                                                              55,000             67,913
#Autopista Del Maipo 144A 7.373% 6/15/22                                                         350,000            405,171
Boston Scientific 5.45% 6/15/14                                                                  105,000            109,280
Caremark Rx 7.375% 10/1/06                                                                        70,000             74,200
#Commonwealth Brands 144A 10.625% 9/1/08                                                         155,000            163,525
Corrections Corporation of America 9.875% 5/1/09                                                 135,000            150,525
Cott Beverages 8.00% 12/15/11                                                                     20,000             21,875
Curative Health Services 10.75% 5/1/11                                                            95,000             85,500
#Erac USA Finance 144A 7.35% 6/15/08                                                              75,000             82,918
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                       115,000            114,425
#Highmark 144A 6.80% 8/15/13                                                                     260,000            284,058
Kraft Foods
   4.125% 11/12/09                                                                               300,000            298,683
   5.25% 10/1/13                                                                                 365,000            376,186
   5.625% 11/1/11                                                                                135,000            143,160
#Le-Natures 144A 10.00% 6/15/13                                                                  195,000            216,450
Medco Health Solutions 7.25% 8/15/13                                                             435,000            487,405
#Miller Brewing 144A 4.25% 8/15/08                                                               280,000            282,780
Nabisco 6.85% 6/15/05                                                                            105,000            106,747
Province Healthcare 7.50% 6/1/13                                                                 260,000            292,500
Safeway
   3.80% 8/15/05                                                                                  70,000             70,260
   6.15% 3/1/06                                                                                   15,000             15,476
Schering-Plough 6.50% 12/1/33                                                                    100,000            112,944
Service Corp International 6.75% 4/1/16                                                           30,000             31,200
UnitedHealth Group 3.375% 8/15/07                                                                375,000            372,356
Universal 6.50% 2/15/06                                                                          100,000            103,298
Universal Hospital Services 10.125% 11/1/11                                                      150,000            156,750
#US Oncology 144A 10.75% 8/15/14                                                                 100,000            116,250
UST
   6.625% 7/15/12                                                                                 90,000            100,645
   8.80% 3/15/05                                                                                  35,000             35,416
\/#Vanguard Health 144A 11.25% 10/1/15                                                           185,000            122,100
#Wellpoint 144A
   3.75% 12/14/07                                                                                105,000            105,017
   4.25% 12/15/09                                                                                 85,000             85,053
                                                                                                                -----------
                                                                                                                  5,371,318
                                                                                                                -----------
Energy - 2.06%
CenterPoint Energy Resources 7.875% 4/1/13                                                       280,000            333,325
#Chesapeake Energy 144A 6.375% 6/15/15                                                            40,000             41,300
Duke Capital 5.668% 8/15/14                                                                      264,000            272,912
El Paso Production Holding 7.75% 6/1/13                                                          120,000            126,300
Enterprise Products Operating 7.50% 2/1/11                                                       317,000            359,857
#Enterprise Products Operating 144A
   4.00% 10/15/07                                                                                125,000            124,776
   4.625% 10/15/09                                                                               100,000             99,949
#Gazprom OAO 144A 9.625% 3/1/13                                                                  260,000            308,100
Halliburton
   5.50% 10/15/10                                                                                295,000            311,101
   8.75% 2/15/21                                                                                 260,000            342,340
#Hilcorp Energy 144A 10.50% 9/1/10                                                               105,000            119,175
#Hornbeck Offshore 144A 6.125% 12/1/14                                                           135,000            136,350
Kinder Morgan Energy Partners 8.00% 3/15/05                                                      105,000            105,983
Naftogaz Ukrainy 8.125% 9/30/09                                                                  200,000            204,260
OAO Siberian Oil 10.75% 1/15/09                                                                  435,000            465,450
PC Financial Partnership 5.00% 11/15/14                                                          635,000            633,885
o#Pemex Project Funding Master Trust 144A 3.79% 6/15/10                                          200,000            205,700
Petroleos Mexicanos 9.50% 9/15/27                                                                175,000            220,938
Petroleum Geo-Services
   8.00% 11/5/06                                                                                  98,000            100,205
   10.00% 11/5/10                                                                                197,000            225,565


                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)


o#Secunda International 144A 9.76% 9/1/12                                                        165,000        $   162,525
#Stone Energy 144A 6.75% 12/15/14                                                                 55,000             55,138
USX 9.125% 1/15/13                                                                                15,000             19,063
Valero Energy 6.125% 4/15/07                                                                      40,000             42,177
Valero Logistics Operations 6.05% 3/15/13                                                         70,000             74,041
Weatherford International 4.95% 10/15/13                                                          20,000             20,048
                                                                                                                -----------
                                                                                                                  5,110,463
                                                                                                                -----------
Finance - 9.59%
21st Century Insurance 5.90% 12/15/13                                                            275,000            279,131
American General Finance 4.00% 3/15/11                                                           864,000            839,045
#Amvescap 144A 4.50% 12/15/09                                                                    350,000            350,013
o#Banco Santander 144A 2.80% 12/9/09                                                             120,000            120,292
#BCP Crystal Holdings 144A 9.625% 6/15/14                                                         80,000             90,600
Bear Stearns 4.65% 7/2/18                                                                        180,000            169,403
BF Saul REIT 7.50% 3/1/14                                                                        115,000            119,025
Bluewater Finance 10.25% 2/15/12                                                                  95,000            104,263
o#Bombardier Capital 144A 4.67% 5/30/05                                                          120,000            119,762
#Canadian Oil Sands 144A 4.80% 8/10/09                                                            75,000             75,761
Capital One Bank 4.875% 5/15/08                                                                   35,000             35,973
Citigroup 5.875% 2/22/33                                                                         235,000            239,218
Credit Suisse First Boston USA 6.125% 11/15/11                                                   140,000            152,882
o#DBS Capital Funding 144A 7.657% 3/31/49                                                        260,000            301,030
Developers Diversified Realty 4.625% 8/1/10                                                       95,000             94,393
Downey Financial 6.50% 7/1/14                                                                    290,000            302,398
#E Trade Financial 144A 8.00% 6/15/11                                                            130,000            140,400
Endurance Specialty Holdings 7.00% 7/15/34                                                        55,000             56,813
#Farmers Exchange Capital 144A
   7.05% 7/15/28                                                                                 345,000            354,401
   7.20% 7/15/48                                                                                  80,000             81,663
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                  140,000            142,234
   8.625% 5/1/24                                                                                   5,000              5,913
Finova Group 7.50% 11/15/09                                                                      262,800            130,086
Ford Motor Credit
   5.625% 10/1/08                                                                                 55,000             56,266
   5.70% 1/15/10                                                                                  45,000             45,459
   5.80% 1/12/09                                                                                 310,000            317,146
   6.875% 2/1/06                                                                               1,269,000          1,307,660
   7.00% 10/1/13                                                                                 145,000            153,971
Franklin Resources 3.70% 4/15/08                                                                  45,000             44,928
General Electric Capital 2.80% 1/15/07                                                           150,000            148,082
GMAC
   5.625% 5/15/09                                                                                130,000            130,129
   6.125% 8/28/07                                                                                180,000            185,445
   6.75% 1/15/06                                                                               1,861,000          1,909,633
   6.75% 12/1/14                                                                                 265,000            265,837
   6.875% 9/15/11                                                                                260,000            266,801
   7.75% 1/19/10                                                                                 130,000            139,677
Goldman Sachs
   4.75% 7/15/13                                                                                 360,000            356,850
   6.345% 2/15/34                                                                                355,000            370,914
Household Finance 4.125% 11/16/09                                                                530,000            527,725
HSBC Bank USA
   3.875% 9/15/09                                                                                520,000            516,014
   5.875% 11/1/34                                                                                250,000            254,044
J.P. Morgan Chase 5.125% 9/15/14                                                                 210,000            211,778
#Kazkommerts International 144A
   7.00% 11/3/09                                                                                  85,000             85,850
   8.50% 4/16/13                                                                                 375,000            393,750
KFW International Finance 1.75% 3/23/10                                          JPY         120,000,000          1,239,475
LaBranche & Company 11.00% 5/15/12                                               USD              95,000            102,600
#Liberty Mutual 144A 5.75% 3/15/14                                                                90,000             88,637
#Mantis Reef 144A 4.692% 11/14/08                                                                740,000            742,808
Marsh & McLennan 5.375% 3/15/07                                                                  210,000            214,310
Merrill Lynch 5.00% 1/15/15                                                                      450,000            449,112
Midland Funding II 11.75% 7/23/05                                                                 17,208             17,953
Mizuho Financial Group 8.375% 12/29/49                                                           550,000            603,184
#Mizuho Financial Group 144A 5.79% 4/15/14                                                       285,000            299,902

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

Morgan Stanley
   o2.51% 11/24/06                                                                               105,000        $   105,128
   4.00% 1/15/10                                                                                 336,000            332,558
   4.75% 4/1/14                                                                                  160,000            156,193
   5.30% 3/1/13                                                                                   25,000             25,786
#Nationwide Mutual Insurance 144A
   o5.81% 12/15/24                                                                             1,000,000          1,019,920
   7.875% 4/1/33                                                                                  95,000            113,538
Oesterreichesche Kontrollbank 1.80% 3/22/10                                      JPY         134,000,000          1,388,120
o#Oil Insurance 144A 5.15% 8/15/33                                               USD             390,000            394,044
#OMX Timber Finance 5.42% 1/29/20                                                                605,000            605,000
#Pennsylvania Mutual Life Insurance 144A 6.65% 6/15/34                                           369,000            399,497
Popular North America 4.25% 4/1/08                                                               100,000            101,019
Popular North America Capital Trust I 6.564% 9/15/34                                             115,000            121,463
o#Premium Asset Trust Series 2004-01 144A 2.451% 2/6/06                                           40,000             40,027
Prudential Financial 4.104% 11/15/06                                                              80,000             80,912
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                 35,000             35,676
oRBS Capital Trust I 4.709% 12/29/49                                                             120,000            117,105
Regions Financial 6.375% 5/15/12                                                                  60,000             66,246
Royal Bank of Scotland 7.816% 11/29/49                                                           265,000            275,625
Tanger Properties 9.125% 2/15/08                                                                  75,000             84,375
o#Twin Reefs 144A 3.37% 12/31/49                                                                 200,000            201,138
Wells Fargo
   o2.609% 9/28/07                                                                               140,000            140,135
   4.20% 1/15/10                                                                                 677,000            680,516
Westfield Capital 4.375% 11/15/10                                                              1,620,000          1,604,327
                                                                                                                -----------
                                                                                                                 23,838,987
                                                                                                                -----------
Media - 2.00%
++++Adelphia Communications 8.125% 7/15/03                                                       155,000            146,475
American Media Operation 10.25% 5/1/09                                                            60,000             63,525
Avalon Cable 11.875% 12/1/08                                                                     160,704            168,538
#Charter Communications 144A 5.875% 11/16/09                                                      35,000             39,594
\/Charter Communications Holdings 12.125% 1/15/12                                                700,000            479,499
Comcast Cablevision 9.00% 9/1/08                                                                 339,000            396,310
#Cox Communications 144A 4.625% 1/15/10                                                          175,000            174,790
CSC Holdings
   7.875% 12/15/07                                                                                50,000             53,875
   10.50% 5/15/16                                                                                245,000            279,300
Dex Media West 9.875% 8/15/13                                                                     40,000             46,300
InterActiveCorp 6.75% 11/15/05                                                                   270,000            277,540
Liberty Media
   3.50% 9/25/06                                                                                 105,000            104,460
   o3.99% 9/17/06                                                                                205,000            207,565
   8.25% 2/1/30                                                                                  240,000            273,670
Lodgenet Entertainment 9.50% 6/15/13                                                             180,000            199,800
Mediacom Capital 8.50% 4/15/08                                                                   120,000            123,000
Nextmedia Operating 10.75% 7/1/11                                                                 80,000             90,000
PEI Holdings 11.00% 3/15/10                                                                      167,000            195,390
Rogers Cablesystems
   10.00% 3/15/05                                                                                385,000            392,219
   11.00% 12/1/15                                                                                 75,000             84,000
Sheridan Acquisition 10.25% 8/15/11                                                              155,000            170,306
Tele-Communications-TCI Group 9.875% 6/15/22                                                     290,000            412,681
Thomson 5.75% 2/1/08                                                                              85,000             89,582
Time Warner 8.18% 8/15/07                                                                        240,000            266,696
Time Warner Entertainment 8.375% 3/15/23                                                          25,000             31,423
XM Satellite Radio 12.00% 6/15/10                                                                175,000            207,594
                                                                                                                -----------
                                                                                                                  4,974,132
                                                                                                                -----------
Technology - 0.15%
Dell 6.55% 4/15/08                                                                                15,000             16,285
MagnaChip Semiconductor 8.00% 12/15/14                                                           110,000            115,225
[]#STATS ChipPAC 6.75% 11/15/11                                                                  125,000            124,375
Stratus Technologies 10.375% 12/1/08                                                             135,000            122,513
                                                                                                                -----------
                                                                                                                    378,398
                                                                                                                -----------
Telecommunications - 3.79%
o#AirGate PCS 144A 5.85% 10/15/11                                                                 75,000             77,438
Alaska Communications Systems Holdings 9.875% 8/15/11                                            165,000            178,200
American Movil 5.50% 3/1/14                                                                      400,000            396,162
#America Movil 144A 5.75% 1/15/15                                                                165,000            165,036


                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

BellSouth
   4.20% 9/15/09                                                                                 160,000        $   160,587
   4.75% 11/15/12                                                                                170,000            171,322
   5.20% 9/15/14                                                                                 375,000            382,933
Centennial Cellular Operating 10.125% 6/15/13                                                    220,000            248,050
Cincinnati Bell 8.375% 1/15/14                                                                   250,000            254,375
Deutsche Telekom International Finance 8.75% 6/15/30                                             637,000            843,643
GTE 7.90% 2/1/27                                                                                 670,000            733,346
\/#Inmarsat Finance 144A 10.375% 11/15/12                                                        110,000             79,750
Insight Midwest 10.50% 11/1/10                                                                   355,000            390,500
Intelsat 6.50% 11/1/13                                                                           120,000            109,377
#iPCS Escrow 144A 11.50% 5/1/12                                                                   45,000             51,300
#Iwo Escrow 144A
   o6.329% 1/15/12                                                                                30,000             30,375
   \/10.75% 1/15/15                                                                               25,000             15,625
MCI
   6.908% 5/1/07                                                                                 226,000            231,933
   7.688% 5/1/09                                                                                 180,000            186,750
MetroPCS 10.75% 10/1/11                                                                           20,000             21,500
Motorola 4.608% 11/16/07                                                                         195,000            198,982
#New Skies Satellite 144A 9.125% 11/1/12                                                         110,000            112,750
Nextel Communications 5.95% 3/15/14                                                              400,000            416,000
#Qwest 144A 7.875% 9/1/11                                                                         25,000             27,250
#Qwest Services 144A 14.00% 12/15/10                                                             255,000            307,913
SBC Communications
   4.125% 9/15/09                                                                                940,000            939,278
   5.10% 9/15/14                                                                                 310,000            313,476
   6.15% 9/15/34                                                                                 285,000            294,531
#SingTel Optus Finance Property 144A 8.125% 6/15/09                                               30,000             34,417
Sprint Capital
   4.78% 8/17/06                                                                                  70,000             71,369
   6.375% 5/1/09                                                                                  10,000             10,871
   8.375% 3/15/12                                                                                280,000            341,557
   8.75% 3/15/32                                                                                 300,000            400,923
#Telecom Italia Capital 144A
   4.00% 1/15/10                                                                                  85,000             83,435
   4.95% 9/30/14                                                                                 340,000            333,747
Telefonica Europe 7.35% 9/15/05                                                                   15,000             15,446
Telefonos de Mexico 4.50% 11/19/08                                                                40,000             40,367
#UbiquiTel Operating 144A 9.875% 3/1/11                                                           75,000             84,563
o#US LEC 144A 10.67% 10/1/09                                                                      80,000             79,600
US Unwired 10.00% 6/15/12                                                                        150,000            169,875
Verizon New Jersey 5.875% 1/17/12                                                                 60,000             63,840
Verizon Wireless 5.375% 12/15/06                                                                 200,000            207,256
Vodafone Group 5.375% 1/30/15                                                                    135,000            140,567
                                                                                                                -----------
                                                                                                                  9,416,215
                                                                                                                -----------
Transportation - 0.61%
American Airlines 6.817% 5/23/11                                                                  65,000             61,401
Continental Airlines 6.503% 6/15/11                                                              140,000            137,334
Delta Air Lines
   6.417% 7/2/12                                                                                 435,000            454,106
   7.779% 11/18/05                                                                                 3,000              2,759
#Delta Air Lines 144A 9.50% 11/18/08                                                              52,000             48,490
\/#H-Lines Finance Holding 144A 11.00% 4/1/13                                                    140,000            101,500
#Horizon Lines 144A 9.00% 11/1/12                                                                 90,000             97,200
Kansas City Southern Railway 9.50% 10/1/08                                                        98,000            111,843
OMI 7.625% 12/1/13                                                                                90,000             96,750
Seabulk International 9.50% 8/15/13                                                               90,000             97,200
Stena 9.625% 12/1/12                                                                             120,000            136,200
#Stena 144A 7.00% 12/1/16                                                                         35,000             34,825
#Ultrapetrol 144A 9.00% 11/24/14                                                                 130,000            130,488
                                                                                                                -----------
                                                                                                                  1,510,096
                                                                                                                -----------
Utilities - 3.29%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                       15,000             16,425
American Electric Power 6.125% 5/15/06                                                            60,000             62,203
oAtmos Energy 2.465% 10/15/07                                                                    130,000            130,053
Avista
   5.45% 12/1/19                                                                                 120,000            119,848
   7.75% 1/1/07                                                                                   85,000             91,256
   9.75% 6/1/08                                                                                   45,000             52,401
Calpine 10.50% 5/15/06                                                                           125,000            125,625

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

#Calpine 144A
   o7.82% 7/15/07                                                                                 69,125        $    63,768
   9.625% 9/30/14                                                                                 65,000             67,600
CMS Energy 9.875% 10/15/07                                                                       130,000            145,925
Consolidated Edison 3.625% 8/1/08                                                                 30,000             29,744
Consumers Energy 6.25% 9/15/06                                                                   340,000            355,123
#Consumers Energy 144A 5.00% 2/15/12                                                             320,000            326,234
#Dayton Power & Light 144A 5.125% 10/1/13                                                        255,000            260,986
Detroit Edison
   5.05% 10/1/05                                                                                  60,000             60,927
   6.35% 10/15/32                                                                                  5,000              5,488
Dominion Resources 7.195% 9/15/14                                                                 95,000            109,970
DTE Energy 6.65% 4/15/09                                                                         475,000            519,473
#Dynegy Holdings 144A 10.125% 7/15/13                                                            195,000            224,250
El Paso Natural Gas 7.625% 8/1/10                                                                 55,000             60,500
Elwood Energy 8.159% 7/5/26                                                                      140,856            154,590
FPL Group Capital 4.086% 2/16/07                                                                 760,000            768,439
Hydro Quebec
   8.40% 1/15/22                                                                                 120,000            165,228
   9.40% 2/1/21                                                                                   35,000             51,228
#Inergy Finance 144A 6.875% 12/15/14                                                              90,000             90,900
Midwest Generation
   8.30% 7/2/09                                                                                   65,000             69,875
   8.75% 5/1/34                                                                                  285,000            324,900
++Mirant Americas Generation 7.625% 5/1/06                                                         5,000              5,400
Nisource Finance 3.20% 11/1/06                                                                    55,000             54,530
#NRG Energy 144A 8.00% 12/15/13                                                                  225,000            246,375
Orion Power Holdings 12.00% 5/1/10                                                                60,000             76,500
Pacific Gas & Electric 6.05% 3/1/34                                                              317,000            330,388
Pacificorp 6.375% 5/15/08                                                                        290,000            313,096
Pedernales Electric 6.202% 11/15/32                                                              435,000            469,614
#Power Contract Financing 144A 5.20% 2/1/06                                                       86,449             87,274
PP&L Capital Funding 7.75% 4/15/05                                                               180,000            182,167
Progress Energy 6.75% 3/1/06                                                                     495,000            513,783
PSEG Energy Holdings 7.75% 4/16/07                                                               135,000            143,438
Puget Energy 7.69% 2/1/11                                                                        250,000            294,698
Reliant Energy 9.50% 7/15/13                                                                     130,000            148,363
Southern California Edison 6.00% 1/15/34                                                         155,000            165,256
Southern Capital Funding 5.30% 2/1/07                                                             40,000             41,845
Tennessee Gas Pipeline 8.375% 6/15/32                                                             55,000             62,288
#Texas Genco 144A 6.875% 12/15/14                                                                 90,000             93,488
#TXU 144A 4.80% 11/15/09                                                                         340,000            340,974
TXU Electric Delivery 7.00% 5/1/32                                                                35,000             40,511
TXU Energy 7.00% 3/15/13                                                                          20,000             22,372
Xcel Energy 7.00% 12/1/10                                                                         80,000             90,289
                                                                                                                -----------
                                                                                                                  8,175,608
                                                                                                                -----------
TOTAL CORPORATE BONDS (COST $70,867,721)                                                                         72,371,465
                                                                                                                -----------

MUNICIPAL BONDS- 3.02%
Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)                                                    320,000            311,514
Aruba Airport Authority 7.70% 1/1/13 (MBIA)                                                      184,000            207,216
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                       260,000            275,426
California State
    5.00% 2/1/33                                                                                   5,000              5,075
    5.00% 2/1/33                                                                                  60,000             60,939
California State Economic Recovery Series A 5.25% 7/1/13                                         105,000            118,615
Colorado Department of Transportation Revenue
    5.00% 12/15/12 (FGIC)                                                                         85,000             94,647
    5.00% 12/15/13 (FGIC)                                                                        255,000            284,351
Escondido, California Revenue 5.75% 9/1/25 (MBIA)                                                565,000            568,068
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
    5.20% 5/1/33                                                                                  20,000             21,250
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
    5.50% 6/1/43                                                                                  55,000             57,580
Hoboken, New Jersey General Obligation Taxable Series B
    4.26% 2/1/10 (MBIA)                                                                           60,000             60,096
    5.33% 2/1/18 (MBIA)                                                                           65,000             67,077
Hoboken, New Jersey Refunding Taxable Pension 6.50% 4/1/26 (MBIA)                                 25,000             28,507
Illinois State Taxable Pension 5.10% 6/1/33                                                      120,000            116,114
Industry Urban Development Agency 4.50% 5/1/10 (MBIA)                                            195,000            196,322

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)
LaQuinta Redevelopment Agency Tax Allocation
    5.45% 9/1/13 (AMBAC)                                                                          15,000        $    15,336
    6.24% 9/1/23 (AMBAC)                                                                          10,000             10,644
Los Angeles, California Community Redevelopment Agency
    5.60% 7/1/18 (MBIA)                                                                           80,000             80,910
    5.83% 12/1/17 (FSA)                                                                          525,000            538,283
Manchester, New Hampshire Taxable Series C 5.375% 12/1/11                                        110,000            116,338
Metropolitan Washington District of Columbia Airport Authority
    4.62% 10/1/10 (FGIC)                                                                          15,000             15,249
    5.00% 10/1/34 (FSA) (AMT)                                                                     65,000             65,534
New Jersey Economic Development Authority Special Facility Revenue (Continental
    Airlines Project) 6.25% 9/15/29 (AMT)                                                         15,000             12,230
New Jersey Economic Development Cigarette Tax 5.75% 6/15/29                                      100,000            104,940
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                155,000            166,847
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                  125,000            132,681
Oregon Local Governments 3.145% 6/1/06 (AMBAC)                                                   325,000            324,103
Oregon State Taxable Pension 5.892% 6/1/27                                                        65,000             70,233
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I
    5.25% 7/1/33                                                                                 120,000            125,666
Sacramento County Public Finance Authority Series B
    3.82% 12/1/08 (FGIC)                                                                          85,000             84,533
    5.18% 12/1/13 (FGIC)                                                                         105,000            106,154
Sanitation Diego Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)                       645,000            662,944
South Texas Detention Complex 4.92% 2/1/14 (MBIA)                                              1,150,000          1,154,301
Waterbury, Connecticut Taxable Series B 5.43% 4/1/09 (FSA)                                       563,234            582,040
West Virginia Economic Development Authority
    5.37% 7/1/20 (MBIA)                                                                          590,000            606,030
    6.07% 7/1/26                                                                                  45,000             47,736
                                                                                                                -----------
TOTAL MUNICIPAL BONDS (COST $7,399,491)                                                                           7,495,529
                                                                                                                -----------

NON-AGENCY ASSET-BACKED SECURITIES- 4.98%
#ABSC NIM Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                              23,147             23,104
American Express Credit Account Master Trust Series 2004-3 A 4.35% 12/15/11                      120,000            121,974
AmeriCredit Automobile Receivables Trust
    Series 2001-C A4 5.01% 7/14/08                                                                64,288             65,062
    Series 2001-D A4 4.41% 11/12/08                                                              426,943            430,768
    Series 2002-1 A3 4.23% 10/6/06                                                                36,403             36,444
    Series 2002-A A4 4.61% 1/12/09                                                               600,000            607,746
Capital One Auto Finance Trust Series 2003-A A4A 2.47% 1/15/10                                    20,000             19,730
Capital One Master Trust Series 2002-4A A 4.90% 3/15/10                                          145,000            149,677
Capital One Multi-Asset Execution Trust Series 2003-A6 A6 2.95% 8/17/09                           20,000             19,860
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32                                                65,000             66,423
oChase Funding Mortgage Loan Series 2004-1 2A2 2.648% 12/25/33                                   525,000            525,009
#Chase Funding NIM Series 2003-6A 144A 5.00% 1/27/35                                               9,835              9,822
Chase Manhattan Auto Owner Trust Series 2002-B A3 3.58% 5/15/06                                    5,752              5,753
Citibank Credit Card Issuance Trust
    Series 2002-A1 A1 4.95% 2/9/09                                                               305,000            314,334
    Series 2003-A3 A3 3.10% 3/10/10                                                               60,000             58,933
    Series 2003-A7 A7 4.15% 7/7/17                                                                65,000             62,143
    Series 2004-A4 A4 3.20% 8/24/09                                                               75,000             74,287
Citibank Credit Card Master Trust I Series 1999-2 A 5.875% 3/10/11                               300,000            322,701
CNH Equipment Trust Series 2001-B A4 4.45% 4/16/07                                               241,474            241,664
Countrywide Asset-Backed Certificates
    #Series 2004-1NIM Note 144A 6.00% 5/25/34                                                     25,003             25,128
    #Series 2004-2N N1 NIM 144A 5.00% 2/25/35                                                    167,448            166,621
    oSeries 2004-9 AF2 3.337% 9/25/23                                                            115,000            114,161
    #Series 2004-BC1N Note 144A 5.50% 4/25/35                                                     27,946             27,911
    Series 2004-S1 A2 3.872% 3/25/20                                                             195,000            194,573
oCountrywide Home Equity Loan Trust
    Series 2004-C Note 2.62% 1/15/34                                                             515,684            514,587
    Series 2004-O 2A 2.68% 2/15/34                                                             1,264,533          1,264,313
#Drive Auto Receivables Trust Series 2004-1 A3 144A 3.50% 8/15/08                                325,000            324,845
#First Franklin NIM Trust Series 2004-FF6A Note 144A 5.75% 7/25/34                               271,713            271,713
#FP Export Receivables Master Trust 144A 6.60% 12/1/11                                           242,000            258,371
#GSAA Trust 2004-4N Note 144A 6.25% 5/25/34                                                      165,241            165,086
Honda Auto Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                               70,000             70,337
[]#Magnetite Asset Investor Series 2003 C1 144A 8.786% 1/31/08                                   250,000            257,200
MBNA Credit Card Master Note Trust
    Series 2003-A1 A1 3.30% 7/15/10                                                               60,000             59,375
    Series 2004-A4 2.70% 9/15/09                                                                 270,000            265,473
    Series 2004-B1 B1 4.45% 8/15/16                                                              445,000            432,297

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

#MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                110,000        $   120,880
oMerrill Lynch Mortgage Investors Series 2004-WMC5 A2B2 2.768% 7/25/35                           225,000            225,004
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                                    69,863             71,179
MMCA Automobile Trust
    Series 2002-2 A4 4.30% 3/15/10                                                               280,608            281,627
    Series 2002-2 B 4.67% 3/15/10                                                                169,768            168,568
Navistar Financial Corporate Owner Trust Series 2001-B A4 4.37% 11/17/08                         268,501            269,334
oNovastar Home Equity Loan Series 2004-4 A2B 2.758% 3/25/35                                      230,000            230,060
#Park Place Securities NIM Trust
    Series 2004-MCW1 A 144A 4.458% 9/25/34                                                       376,094            376,094
    Series 2004-MHQ1 A 144A 2.487% 12/25/34                                                      353,585            353,585
    Series 2004-WHQ1 B 144A 3.483% 9/25/34                                                       640,000            639,040
    Series 2004-WHQ1 D 144A 7.384% 9/25/34                                                       385,000            384,615
PP&L Transition Bond Series 1999-1 A5 6.83% 3/25/07                                                  845                853
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                              225,000            225,000
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                           125,000            125,901
Residential Asset Securities Series 2000-KS5 AI6 7.175% 12/25/31                                  78,966             81,488
[]#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                         85,390             86,898
#Steel Authority of India Limited NIM Notes Series 2004-4A A 144A 5.00% 4/27/34                  714,613            717,655
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                    188,931            179,311
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28                                       110,000            118,658
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                                         115,000            116,477
Whole Auto Loan Trust Series 2003-1 B 2.24% 3/15/10                                               33,902             33,591
                                                                                                                -----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $12,382,561)                                                      12,373,244
                                                                                                                -----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 4.59%
Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33                                                             32,038             32,919
    Series 2004-2 1A1 6.00% 3/25/34                                                               96,028             98,609
    Series 2004-10 1CB1 6.00% 11/25/34                                                           343,405            354,404
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                          158,056            160,746
Bank of America Mortgage Securities
    oSeries 2003-I 2A4 3.828% 10/25/33                                                             5,000              4,983
    Series 2004-3 1A20 4.25% 4/25/34                                                             648,527            652,563
    Series 2004-10 2A1 5.00% 12/25/19                                                            433,251            438,808
    oSeries 2004-A 1A1 3.481% 2/25/34                                                             34,744             34,525
    oSeries 2004-E 1A1 3.533% 6/25/34                                                             85,220             84,589
    oSeries 2004-G 2A6 4.657% 8/25/34                                                            125,000            126,845
    oSeries 2004-L 4A1 5.18% 1/25/35                                                             325,000            328,900
Cendant Mortgage Series 2003-1 A6 5.50% 2/25/33                                                  128,910            129,755
Citigroup Mortgage Loan Trust
    Series 2004-NCM1 1A2 6.50% 6/25/34                                                           342,932            358,686
    Series 2004-NCM2 1CB2 6.75% 8/25/34                                                          373,718            389,483
Citigroup Mortgage Securities Series 2003-3 A4 5.50% 3/25/33                                     400,000            407,452
Countrywide Alternative Loan Trust
    Series 2004-J1 1A1 6.00% 2/25/34                                                              75,199             76,239
    Series 2004-J2 7A1 6.00% 12/25/33                                                            108,096            110,663
Countrywide Home Loan Mortgage Pass Through Trust
    oSeries 2001-HYB2 3A1 5.460% 9/19/31                                                          26,898             26,939
    Series 2003-1 1A7 4.50% 3/25/33                                                                5,136              5,147
    oSeries 2003-21 A1 4.36% 5/25/33                                                              34,300             34,358
    oSeries 2003-56 3A7B 4.71% 12/25/33                                                          245,000            247,155
Credit Suisse First Boston Mortgage Securities
    Series 2003-29 5A1 7.00% 12/25/33                                                             66,860             69,428
    Series 2004-1 3A1 7.00% 2/25/34                                                               26,059             27,059
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                     40,000             40,006
oFirst Horizon Asset Securities Series 2004-AR5 4A1 5.697% 10/25/34                              149,989            154,159
#GSMPS Mortgage Loan Trust
    Series 1998-3 A 144A 7.75% 9/19/27                                                            55,943             60,133
    Series 1999-3 A 144A 8.00% 8/19/29                                                            95,025            102,428
Mastr Adjustable Rate Mortgages Trust
    oSeries 2003-3 3A4 4.625% 9/25/33                                                             35,000             35,376
    oSeries 2003-6 1A2 2.998% 12/25/33                                                            10,000              9,910
    oSeries 2004-5 9A2 4.88% 6/25/32                                                             390,000            391,129
Mastr Alternative Loans Trust
    Series 2003-6 3A1 8.00% 9/25/33                                                               52,171             54,649
    Series 2003-9 1A1 5.50% 12/25/18                                                              28,486             29,246
    Series 2004-3 2A1 6.25% 4/25/34                                                              285,113            295,449
    Series 2004-3 8A1 7.00% 4/25/34                                                              220,278            230,121
    Series 2004-5 3A1 6.50% 6/25/34                                                               71,393             74,316

                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

Mastr Asset Securitization Trust
    Series 2003-6 8A1 5.50% 7/25/33                                                              196,415        $   198,011
    Series 2003-11 6A12 4.75% 12/25/33                                                           370,000            375,692
Morgan Stanley Mortgage Loan Trust Series 2004-9 5A 5.00% 11/25/19                               337,250            338,251
Nomura Asset Acceptance
    Series 2004-AP1 A2 3.238% 3/25/34                                                            110,000            109,501
    oSeries 2004-AP2 A2 4.099% 7/25/34                                                            80,000             79,921
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                           106,930            109,230
Residential Asset Mortgage Products Series 2004-SL1 A3 7.00% 11/25/31                             54,190             55,989
Residential Asset Securitization Trust
    Series 2002-A13 A3 5.00% 12/25/17                                                            103,351            103,789
    Series 2003-A11 A1 4.25% 11/25/33                                                            603,739            605,028
oStructured Adjusted Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                   153,922            156,616
oStructured Asset Securities Series 2002-22H 1A 6.999% 11/25/32                                   38,225             39,435
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2001-MS15 2A1
    6.00% 1/25/17                                                                                  6,733              6,884
Washington Mutual
    oSeries 2002-AR16 A 4.017% 12/25/32                                                          191,554            191,919
    Series 2002-S7 4A1 4.50% 11/25/32                                                             33,729             33,794
    Series 2002-S8 2A1 4.50% 1/25/18                                                             269,899            270,883
    oSeries 2003-AR9 1A7 4.06% 9/25/33                                                           199,050            197,541
    oSeries 2004-AR4 A6 3.810% 6/25/34                                                           580,000            570,917
    oSeries 2004-AR5 A6 3.862% 6/25/34                                                           555,000            546,595
    oSeries 2004-AR9 A7 4.232% 8/25/34                                                           456,000            456,359
    Series 2004-CB2 4A 6.50% 8/25/34                                                             240,514            251,563
    Series 2004-CB3 1A 6.00% 10/25/34                                                            321,156            331,254
    Series 2004-CB3 4A 6.00% 10/25/19                                                            176,345            183,839
Wells Fargo Mortgage Backed Securities Trust
    oSeries 2003-M A1 4.739% 12/25/33                                                             69,729             69,075
    oSeries 2004-DD 2A3 4.548% 1/25/35                                                           245,000            245,536
    oSeries 2004-DD 2A6 4.548% 1/25/35                                                           125,000            124,819
    oSeries 2004-I 1A1 3.393% 7/25/34                                                             75,998             75,787
                                                                                                                -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,610,789)                                          11,405,405
                                                                                                                -----------

REGIONAL AGENCY - 0.40%
Australia - 0.40%
Queensland Treasury
    6.00% 6/14/11                                                                AUD           1,083,000            875,001
    6.00% 8/14/13                                                                AUD             150,000            121,707
                                                                                                                -----------
TOTAL REGIONAL AGENCY (COST $928,463)                                                                               996,708
                                                                                                                -----------

REGIONAL AUTHORITY - 0.37%
Canada - 0.37%
Province of Ontario 1.875% 1/25/10                                               JPY          89,000,000            923,173
                                                                                                                -----------
TOTAL REGIONAL AUTHORITY (COST $890,122)                                                                            923,173
                                                                                                                -----------

SOVEREIGN AGENCY - 0.85%
Japan - 0.85%
Development Bank of Japan 1.75% 6/21/10                                          JPY         110,000,000          1,136,270
Japan Bank for International Cooperation 0.35% 3/19/08                           JPY          99,000,000            969,247
                                                                                                                -----------
TOTAL SOVEREIGN AGENCY (COST $2,062,953)                                                                          2,105,517
                                                                                                                -----------

SOVEREIGN DEBT - 6.81%
Austria - 0.11%
Austria Government Bond 5.25% 1/4/11                                             EUR             189,000            285,429
                                                                                                                -----------
                                                                                                                    285,429
                                                                                                                -----------
Belgium - 0.50%
Belgium Government Bond
    5.75% 3/28/08                                                                EUR             516,000            764,787
    5.75% 9/28/10                                                                EUR             302,000            465,663
                                                                                                                -----------
                                                                                                                  1,230,450
                                                                                                                -----------
Brazil - 0.13%
oBrazilian Government International Bond 3.063% 4/15/24                          USD             345,000            321,950
                                                                                                                -----------
                                                                                                                    321,950
                                                                                                                -----------
Ecuador - 0.10%
*Ecuador Government International Bond 8.00% 8/15/30                             USD             285,000            246,881
                                                                                                                -----------
                                                                                                                    246,881
                                                                                                                -----------
El Salvador - 0.05%
El Salvador Government International Bond 8.25% 4/10/32                          USD             125,000            128,079
                                                                                                                -----------
                                                                                                                    128,079
                                                                                                                -----------


                                                                                               PRINCIPAL           MARKET
                                                                                                AMOUNT{}         VALUE (U.S. $)

Finland - 0.26%
Finland Government Bond 5.75% 2/23/11                                            EUR             423,000        $   655,260
                                                                                                                -----------
                                                                                                                    655,260
                                                                                                                -----------
France - 0.83%
France Government Bond 4.00% 4/25/13                                             EUR           1,248,000          1,756,343
French Treasury Note 5.00% 1/12/06                                               EUR             212,000            296,137
                                                                                                                -----------
                                                                                                                  2,052,481
                                                                                                                -----------
Germany - 1.73%
Deutschland Republic
    4.50% 1/4/13                                                                 EUR           1,297,000          1,884,571
    4.75% 7/4/34                                                                 EUR             647,200            948,015
    5.00% 7/4/11                                                                 EUR             985,000          1,471,676
                                                                                                                -----------
                                                                                                                  4,304,262
                                                                                                                -----------
Italy - 1.08%
Italy Bouni Poliennali Del Tesoro 5.00% 8/1/34                                   EUR             327,000            485,545
Italy Government International Bond
   0.65% 3/20/09                                                                 JPY          92,200,000            908,045
   3.80% 3/27/08                                                                 JPY          72,000,000            781,573
   5.75% 7/25/16                                                                 EUR             320,000            509,692
                                                                                                                -----------
                                                                                                                  2,684,855
                                                                                                                -----------
Mexico - 0.13%
Mexico Government International Bond
    6.75% 9/27/34                                                                USD             150,000            148,500
    8.625% 3/12/08                                                               USD             145,000            164,938
                                                                                                                -----------
                                                                                                                    313,438
                                                                                                                -----------
Netherlands - 0.23%
Netherlands Government Bond 5.75% 2/15/07                                        EUR             393,000            568,938
                                                                                                                -----------
                                                                                                                    568,938
                                                                                                                -----------
Poland - 0.62%
Poland Government
    5.00% 10/24/13                                                               PLZ           1,838,000            577,816
    6.00% 5/24/09                                                                PLZ           2,898,000            963,745
                                                                                                                -----------
                                                                                                                  1,541,561
                                                                                                                -----------
Russia - 0.11%
Russian Ministry of Finance 3.00% 5/14/11                                        USD             320,000            270,656
[]#Russian Paris Club Participation Note 144A 2.125% 8/20/20                     JPY           1,571,120             14,081
                                                                                                                -----------
                                                                                                                    284,737
                                                                                                                -----------
Ukraine - 0.04%
Ukraine Government International Bond 6.875% 3/4/11                              USD             100,000            103,020
                                                                                                                -----------
                                                                                                                    103,020
                                                                                                                -----------
United Kingdom - 0.69%
U.K. Treasury
    4.00% 3/7/09                                                                 GBP             780,450          1,471,171
    8.00% 9/27/13                                                                GBP             101,000            242,049
                                                                                                                -----------
                                                                                                                  1,713,220
                                                                                                                -----------
Venezuela - 0.20%
Venezuela Government International Bond 6.75% 3/31/20                            USD             500,000            498,506
                                                                                                                -----------
                                                                                                                    498,506
                                                                                                                -----------
TOTAL SOVEREIGN DEBT (COST $15,355,988)                                                                          16,933,067
                                                                                                                -----------

SUPRANATIONAL BANKS - 0.78%
European Investment Bank 2.125% 9/20/07                                          JPY          55,000,000            565,018
Inter-American Development Bank 1.90% 7/8/09                                     JPY          74,000,000            767,771
International Bank for Reconstruction & Development 2.00% 2/18/08                JPY          59,700,000            614,259
                                                                                                                -----------
TOTAL SUPRANATIONAL BANKS (COST $1,860,190)                                                                       1,947,048
                                                                                                                -----------

U.S. TREASURY OBLIGATIONS- 15.67%
U.S. Treasury Bonds
   5.375% 2/15/31                                                                              1,160,000          1,254,704
   6.00% 2/15/26                                                                               5,273,000          6,041,913
   7.25% 5/15/16                                                                                 681,000            852,634
U.S. Treasury Inflation Index Notes
   ~2.00% 1/15/14                                                                                325,389            336,879
   2.00% 7/15/14                                                                               1,847,959          1,907,152
   2.375% 1/15/25                                                                                739,183            790,667
   3.375% 4/15/32                                                                                182,803            241,964
U.S. Treasury Notes
   1.50% 3/31/06                                                                               3,200,000          3,148,752
   3.00% 11/15/07                                                                              2,425,000          2,410,792
   3.125% 10/15/08                                                                               911,000            901,570
   3.25% 1/15/09                                                                              15,728,000         15,596,529
   3.50% 12/15/09                                                                              1,560,000          1,552,932
   4.25% 11/15/13                                                                              1,900,000          1,912,544
   4.25% 11/15/14                                                                              1,980,000          1,985,801
                                                                                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $38,870,098)                                                               38,934,833
                                                                                                                -----------


                                                                                                  NUMBER OF       MARKET
COMMON STOCK - 0.00%                                                                               SHARES      VALUE (U.S. $)

MCI                                                                                                   77        $     1,552
                                                                                                                -----------
TOTAL COMMON STOCK (COST $1,348)                                                                                      1,552
                                                                                                                -----------

PREFERRED STOCK- 0.16%
Alamosa Delaware 7.50%                                                                               190            178,267
#Centaur Funding 144A 9.08%                                                                           55             72,583
+Host Marriott Preferred Class B 10.00%                                                              225              5,805
Nexen 7.35%                                                                                        5,200            140,036
TOTAL PREFERRED STOCK (COST $372,527)                                                                               396,691
                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
REPURCHASE AGREEMENTS- 10.09%
With BNP Paribas 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $13,640,762,
collateralized by $14,020,000 U.S. Treasury
Bills due 4/28/05, market value $13,914,256)                                     USD           13,639,000        13,639,000

With UBS Warburg 1.55% 1/3/05
(dated 12/31/04, to be repurchased at $11,439,477,
collateralized by $11,438,000 U.S. Treasury Bills
due 4/28/05, market value $11,351,781 and $313,000
U.S. Treasury Notes 6.75% due 5/15/05, market value $320,615)                                  11,438,000        11,438,000
                                                                                                               ------------
TOTAL REPURCHASE AGREEMENTS (COST $25,077,000)                                                                   25,077,000
                                                                                                               ------------

TOTAL MARKET VALUE OF SECURITIES - 107.28%
   (cost $263,119,800)                                                                                          266,612,178
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (7.28%)                                           (18,089,839)@
                                                                                                               ------------
NET ASSETS APPLICABLE TO 27,611,961 SHARES OUTSTANDING - 100.00%                                               $248,522,339
                                                                                                               ============

{}Principal amount shown is stated in the currency in which each foreign bond is denominated.
AUD - Australian Dollar
EUR - European Monetary Units
GBP - British
Pounds
JPY - Japanese Yen
PLZ - Polish Zloty
USD - U.S. Dollar
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes".
~Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
+Non-income producing security for the period ended December 31, 2004.
++Non-income producing security. Security is currently in default.
oVariable rate notes. The interest rate shown is the rate as of December 31, 2004.
\/Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
*Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate is in effect as of December 31, 2004.
[]Illiquid Security.  See Note #6 in "Notes".
++++Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. @Of this amount $23,996,028 represents payable for securities purchased.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative
Minimum Tax
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial
Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal
Bond Insurance Association
NIM - Net Interest Margin REIT - Real Estate
Investment Trust S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

The following foreign exchange contracts and futures contracts were outstanding at December 31, 2004:

FOREIGN EXCHANGE CONTRACTS(1)

                                                                                                   UNREALIZED
 CONTRACTS TO                                                                                      APPRECIATION
RECEIVE (DELIVER)                                     IN EXCHANGE FOR       SETTLEMENT DATE      (DEPRECIATION)
-----------------                                     ---------------       ---------------      --------------
1,030 Australian Dollars                               U.S. $(801)              1/4/05              $     6
10,062 Australian Dollars                                  (7,852)              1/5/05                   33
2,954 British Pounds                                       (5,693)              1/5/05                  (24)
(190,000) British Pounds                                  362,729              2/22/05                 (795)
40,134 European Monetary Units                            (54,719)              1/3/05                 (166)
63,265 European Monetary Units                            (86,091)              1/4/05                  (97)
10,869,913 Japanese Yens                                 (105,298)              1/4/05                  797
731,217 Japanese Yens                                      (7,138)              1/5/05                    -
                                                                                                     ------
                                                                                                     $ (246)
                                                                                                     ------

FUTURES CONTRACTS(2)
UNREALIZED
                                                  NOTIONAL           APPRECIATION
CONTRACTS TO BUY(SELL)                        COST (PROCEEDS)        EXPIRATION DATE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
(24) US Treasury 10 year Note                 $ (2,676,558)              3/31/05               $(9,942)
(34) US Treasury 5 year Note                    (3,728,572)              3/31/05                 4,509
(360) US Treasury 2 year Note                  (37,737,060)              3/31/05                10,185
9 US Treasury Long Bond                          1,007,720               3/31/05                 4,780
                                                                                               -------
                                                                                               $ 9,532
                                                                                               -------

(1) See Note #3 in "Notes".
(2) See Note #4 in "Notes".
____________________________________________________________

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Fixed Income Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares and pays dividends from net investment income quarterly. The Fund will declare and pay distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the Fund's fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $263,124,350
                                            ------------
Aggregate unrealized appreciation              4,166,116
Aggregate unrealized depreciation               (678,288)
                                            ------------
Net unrealized appreciation                 $  3,487,828
                                            ------------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain
(loss) is included in liabilities net of receivables and other assets.

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented in the Schedule of Investments represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

5. SWAP AGREEMENTS
During the period ended December 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

Because there is no organized market for swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, John C.E. Campbell, certify that:

1.   I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOHN C.E. CAMPBELL
-------------------------
By:    John C.E. Campbell
Title: Chairman
Date:  2/28/05
       ------------------

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1.   I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  2/28/05
       -----------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  OPTIMUM FUND TRUST


JOHN C.E. CAMPBELL
------------------------------
By:    John C.E. Campbell
Title: Chairman
Date:  2/28/05
       -----------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JOHN C.E. CAMPBELL
------------------------------
By:    John C.E. Campbell
Title: Chairman
Date:  2/28/05
       -----------------------


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  2/28/05
       -----------------------